As filed with the Securities and Exchange Commission on November 29, 1999
                                                       Registration Nos. 2-78020
                                                                        811-3488
================================================================================
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549
                                    --------
                                    FORM N-4

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
       Pre-Effective Amendment No.                                           [ ]
       Post-Effective Amendment No. 30                                       [X]

                                     and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
       Amendment No. 32                                                      [X]


                        (Check appropriate box or boxes.)
                                 --------------
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                           (Exact Name of Registrant)

                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY
                               (NAME OF DEPOSITOR)
                                 --------------
               One American Row, Hartford, Connecticut 06102-5056
         (Address of Depositor's Principal Executive Offices) (Zip Code)
                                 (800) 447-4312
               (Depositor's Telephone Number, including Area Code)
                                 --------------
                               Dona D. Young, Esq.
                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056
                     (Name and Address of Agent for Service)
                                 --------------
                                    Copy to:
                               Edwin L. Kerr, Esq.
                   Phoenix Home Life Mutual Insurance Company
                                One American Row
                             Hartford, CT 06102-5056

                                 --------------

It is proposed that this filing will become effective (check appropriate space) [ ] immediately upon filing pursuant to paragraph (b) of Rule 485
[ ] on        pursuant to paragraph (b) of Rule 485
| | 60 days after filing pursuant to paragraph (a)(1) of Rule 485
[x] on February 28, 2000 pursuant to paragraph (a)(1) of Rule 485
If appropriate, check the following box:
[ ] this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

================================================================================

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                 POST-EFFECTIVE AMENDMENT NO. 30 TO REGISTRATION
                              STATEMENT ON FORM N-4

                              CROSS REFERENCE SHEET
                         SHOWING LOCATION IN PROSPECTUS
                     AND STATEMENT OF ADDITIONAL INFORMATION
                             AS REQUIRED BY FORM N-4

                  FORM N-4 ITEM                                                     PROSPECTUS/SAI CAPTION
                  -------------                                                     ----------------------


PART A INFORMATION REQUIRED IN A PROSPECTUS

 1.    Cover Page .....................................................   Cover Page
 2.    Definitions.....................................................   Special Terms
 3.    Synopsis or Highlights .........................................   Summary of Expenses; Summary
 4.    Condensed Financial Information ................................   Financial Highlights
 5.    General Description of Registrant, Depositor, and
       Portfolio Companies.............................................   Phoenix and the Account; The Fund; Voting Rights
 6.    Deductions and Expenses.........................................   Deductions and Charges; Sales of Variable
                                                                          Accumulation Contracts
 7.    General Description of Variable Annuity Contracts ..............   The Variable Accumulation Annuity; Purchase of
                                                                          Contracts; The Accumulation Period; Miscellaneous
                                                                          Provisions
 8.    Annuity Period .................................................   The Annuity Period
 9.    Death Benefits .................................................   Payment Upon Death Before Maturity Date
10.    Purchases and Contract Value ...................................   Purchase of Contracts; The Accumulation Period;
                                                                          Variable Account Valuation Procedures; Sales of
                                                                          Variable Accumulation Contracts
11.    Redemptions ....................................................   Surrender of Contracts; Partial Withdrawals; Free Look
                                                                          Period
12.    Taxes ..........................................................   Federal Income Taxes
13.    Legal Proceeding ...............................................   Litigation
14.    Table of Contents of Statement of Additional Information .......   Statement of Additional Information


PART B INFORMATION REQUIRED IN A STATEMENT OF ADDITIONAL INFORMATION

15.    Cover Page .....................................................   Cover Page
16.    Table of Contents ..............................................   Table of Contents
17.    General Information and History ................................   Not Applicable
18.    Services .......................................................   Not Applicable
19.    Purchase of Securities Being Offered ...........................   Appendix
20.    Underwriters ...................................................   Underwriter
21.    Calculation of Yield Quotations of Money Market
       Subaccounts ....................................................   Calculation of Yield and Return
22.    Annuity Payments................................................   Calculation of Annuity Payments
23.    Financial Statements............................................   Financial Statements

-----------------
Note: This Registration Statement contains three prospectuses. Two describe Contract variations funded by The Phoenix Edge Series Fund, Wanger Advisors Trust, Templeton Variable Products Series Fund, BT Insurance Funds Trust, Morgan Stanley Dean Witter Institutional Fund, Inc. and Federated Insurance Series (Versions A & C) and the third describes a variation of the Contract funded by the Templeton Variable Products Series Fund and The Phoenix Edge Series Fund (Version B). This Registration Statement also contains three SAIs, each of which corresponds to a specific prospectus version.

                                     PART A

                                   PROSPECTUS

            These Prospectuses are not being amended by this filing.


                                    VERSION A

        (Group Strategic Edge/Big Edge Choice for New York/Big Edge Plus)


                                    VERSION B

                           (Templeton Investment Plus)

                                                                     [VERSION C]

                                       THE PHOENIX EDGE[registered trademark]-VA
                                                                    FOR NEW YORK

                                                                VARIABLE ANNUITY


                                                                       Issued by


                                                        PHOENIX HOME LIFE MUTUAL
                                                               INSURANCE COMPANY


IF YOU HAVE ANY QUESTIONS, PLEASE CONTACT:


[envelope]  PHOENIX VARIABLE PRODUCTS MAIL OPERATIONS
            PO Box 8027
            Boston, MA 02266-8027
[telephone] Tel. 800/541-0171

PROSPECTUS                                                     FEBRUARY 28, 2000


    This Prospectus describes a variable accumulation deferred annuity contract. The contract is designed to provide you with retirement income in the future. The contract offers a variety of variable and fixed investment options.

    You may allocate payments and contract value to one or more of the subaccounts of the VA Account or the Guaranteed Interest Account ("GIA"). The assets of each subaccount will be used to purchase, at net asset value, shares of a series in the following designated Funds.

THE PHOENIX EDGE SERIES FUND
----------------------------
   MANAGED BY PHOENIX INVESTMENT COUNSEL, INC.
   [diamond] Phoenix Research Enhanced Index Series
   [diamond] Phoenix-Aberdeen International Series
   [diamond] Phoenix-Engemann Nifty Fifty Series
   [diamond] Phoenix-Goodwin Balanced Series
   [diamond] Phoenix-Goodwin Growth Series
   [diamond] Phoenix-Goodwin Money Market Series
   [diamond] Phoenix-Goodwin Multi-Sector Fixed Income Series
   [diamond] Phoenix-Goodwin Strategic Allocation Series
   [diamond] Phoenix-Goodwin Strategic Theme Series
   [diamond] Phoenix-Hollister Value Equity Series
   [diamond] Phoenix-Oakhurst Growth and Income Series
   [diamond] Phoenix-Seneca Mid-Cap Growth Series
   [diamond] Phoenix-Schafer Mid-Cap Value Series

   MANAGED BY PHOENIX-ABERDEEN INTERNATIONAL ADVISORS, LLC
   [diamond] Phoenix-Aberdeen New Asia Series

   MANAGED BY DUFF & PHELPS INVESTMENT MANAGEMENT CO.
   [diamond] Phoenix-Duff & Phelps Real Estate Securities Series

   MANAGED BY PHOENIX VARIABLE ADVISORS, INC.
   [diamond] Phoenix-Bankers Trust Dow 30 Series
   [diamond] Phoenix-Federated U.S. Government Bond Series
   [diamond] Phoenix-Janus Equity Income Series
   [diamond] Phoenix-Janus Flexible Income Series
   [diamond] Phoenix-Janus Growth Series
   [diamond] Phoenix-Morgan Stanley Dean Witter Focus Equity Series

BT INSURANCE FUNDS TRUST
------------------------
   MANAGED BY BANKERS TRUST COMPANY
   [diamond] EAFE[registered trademark] Equity Index Fund

FEDERATED INSURANCE SERIES
--------------------------
   MANAGED BY FEDERATED INVESTMENT MANAGEMENT COMPANY
   [diamond] Federated Fund for U.S. Government Securities II
   [diamond] Federated High Income Bond Fund II

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
------------------------------------------------
   MANAGED BY MORGAN STANLEY DEAN WITTER INVESTMENT MANAGEMENT INC. [diamond] Technology Portfolio

TEMPLETON VARIABLE PRODUCTS SERIES FUND
---------------------------------------
   MANAGED BY TEMPLETON INVESTMENT COUNSEL, INC.
   [diamond]  Templeton Asset Allocation Fund -- Class 2
   [diamond]  Templeton International Fund -- Class 2
   [diamond]  Templeton Stock Fund -- Class 2

   MANAGED BY TEMPLETON ASSET MANAGEMENT, LTD.
   [diamond] Templeton Developing Markets Fund -- Class 2

   MANAGED BY FRANKLIN MUTUAL ADVISERS, LLC
   [diamond] Mutual Shares Investments Fund -- Class 2

WANGER ADVISORS TRUST
---------------------
   MANAGED BY WANGER ASSET MANAGEMENT, L.P.
   [diamond]  Wanger Foreign Forty
   [diamond]  Wanger International Small Cap
   [diamond]  Wanger Twenty
   [diamond]  Wanger U.S. Small Cap

    It may not be in your best interest to purchase a contract to replace an existing annuity contract or life insurance policy. You must understand the basic features of the proposed contract and your existing coverage before you decide to replace your present coverage. You must also know if the replacement will result in any tax liability.

    This Prospectus is valid only if accompanied or preceded by current prospectuses for the Funds. You should read and keep these prospectuses for future reference.

    The contract is not a deposit or obligation of, underwritten or guaranteed by, any financial institution, credit union or affiliate. It is not federally insured by the Federal Deposit Insurance Corporation or any other state or federal agency. contract investments are subject to risk, including the fluctuation of contract values and possible loss of principal.

    The Securities and Exchange Commission ("SEC") has not approved or disapproved these securities, nor passed upon the accuracy or adequacy of this prospectus. Any representation to the contrary is a criminal offense.

    This Prospectus provides important information that a prospective investor ought to know before investing. This Prospectus should be kept for future reference. A Statement of Additional Information ("SAI") has been filed with the SEC and is available free of charge by calling Variable Products Operations at 800/541-0171.

                                TABLE OF CONTENTS

Heading                                                    Page
---------------------------------------------------------------
SPECIAL TERMS.............................................    4
SUMMARY OF EXPENSES.......................................    6
CONTRACT SUMMARY..........................................   17
FINANCIAL HIGHLIGHTS......................................   20
PERFORMANCE HISTORY.......................................   20
THE VARIABLE ACCUMULATION ANNUITY.........................   20
PHOENIX AND THE ACCOUNT ..................................   20
INVESTMENTS OF THE ACCOUNT................................   20
   The Phoenix Edge Series Fund...........................   20
   BT Insurance Funds Trust...............................   22
   Federated Insurance Series.............................   22
   Morgan Stanley Dean Witter Institutional Fund, Inc.....   22
   Templeton Variable Products Series Fund................   22
   Wanger Advisors Trust..................................   22
   Investment Advisers....................................   23
   Services of the Advisers...............................   23
PURCHASE OF CONTRACTS.....................................   24
DEDUCTIONS AND CHARGES....................................   24
   Deductions from the Separate Account...................   24
     Premium Tax..........................................   24
     Surrender Charges....................................   24
     Mortality and Expense Risk Fee.......................   25
     Administrative Fee...................................   25
     Administrative Charge................................   25
   Reduced Charges, Credits and Bonus Guaranteed
     Interest Rates.......................................   26
     Other Charges........................................   26
THE ACCUMULATION PERIOD...................................   26
   Accumulation Units.....................................   26
   Accumulation Unit Values...............................   26
   Transfers .............................................   26
   Optional Programs and Benefits.........................   27
     Dollar Cost Averaging Program........................   27
     Asset Rebalancing Program............................   27
     Enhanced Option 1 Rider..............................   27
     Nursing Home Waiver Rider............................   28
   Surrender of Contract; Partial Withdrawals.............   28
   Lapse of Contract......................................   28
   Payment Upon Death Before Maturity Date ...............   28
THE ANNUITY PERIOD........................................   29
   Variable Accumulation Annuity Contracts................   29
   Annuity Options .......................................   30
     Option A--Life Annuity with Specified Period Certain.   30
     Option B--Non-Refund Life Annuity....................   30
     Option D--Joint and Survivor Life Annuity............   30
     Option E--Installment Refund Life Annuity............   30
     Option F--Joint and Survivor Life Annuity with
       10-Year Period Certain ............................   30
     Option G--Payments for Specified Period..............   31
     Option H--Payments of Specified Amount...............   31
     Option I--Variable Payment Life Annuity with
       10-Year Period Certain ............................   31
     Option J--Joint Survivor Variable Payment Life
       Annuity with 10-Year Period Certain ...............   31
     Option K--Variable Payment Annuity for a
       Specified Period ..................................   31
     Option L--Variable Payment Life Expectancy
       Annuity............................................   31
     Option M--Unit Refund Variable Payment Life
       Annuity............................................   31
     Option N--Variable Payment Non-Refund Life
       Annuity............................................   31
     Other Options and Rates..............................   31
     Other Conditions.....................................   31
   Payment Upon Death After Maturity Date.................   32
VARIABLE ACCOUNT VALUATION PROCEDURES.....................   32
   Valuation Date.........................................   32
   Valuation Period.......................................   32
   Accumulation Unit Value................................   32
   Net Investment Factor..................................   32
MISCELLANEOUS PROVISIONS..................................   32
   Assignment.............................................   32
   Deferment of Payment ..................................   32
   Free Look Period.......................................   33
   Amendments to Contracts................................   33
   Substitution of Fund Shares............................   33
   Ownership of the Contract..............................   33
FEDERAL INCOME TAXES......................................   33
   Introduction...........................................   33
   Tax Status.............................................   33
   Taxation of Annuities in General--Non-Qualified Plans..   33
     Surrenders or Withdrawals Prior to the Contract
       Maturity Date......................................   34
     Surrenders or Withdrawals On or After the Contract
       Maturity Date......................................   34
     Penalty Tax on Certain Surrenders and Withdrawals....   34
   Additional Considerations..............................   34
   Diversification Standards .............................   35
   Qualified Plans........................................   36
     Tax Sheltered Annuities ("TSAs") ....................   37
     Keogh Plans..........................................   37
     Individual Retirement Accounts.......................   37
     Corporate Pension and Profit-Sharing Plans...........   37
     Penalty Tax on Certain Surrenders and Withdrawals
       from Qualified Contracts...........................   38
     Seek Tax Advice......................................   38
SALES OF VARIABLE ACCUMULATION CONTRACTS..................   38
STATE REGULATION..........................................   39
REPORTS...................................................   39
VOTING RIGHTS.............................................   39
LEGAL MATTERS.............................................   39
SAI.......................................................   39
APPENDIX A--PERFORMANCE HISTORY FOR CONTRACTS WITH:
   BENEFIT OPTION 1.......................................   40
   BENEFIT OPTION 2.......................................   43
   BENEFIT OPTION 3.......................................   46
APPENDIX B--THE GUARANTEED INTEREST ACCOUNT...............   49
APPENDIX C--DEDUCTIONS FOR STATE PREMIUM TAXES............   50

SPECIAL TERMS
--------------------------------------------------------------------------------
    The following is a list of terms and their meanings when used in this Prospectus.

ACCOUNT (VA ACCOUNT): Phoenix Home Life Variable Accumulation Account.

ACCOUNT VALUE: The value of all assets held in the Account.

ACCUMULATION UNIT: A standard of measurement for each subaccount used to determine the value of a contract and the interest in the subaccounts prior to the start of annuity payments.

ACCUMULATION UNIT VALUE: The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to each subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date.

ADJUSTED PARTIAL WITHDRAWALS: The result of multiplying the ratio of the partial withdrawal to the contract value and the death benefit (prior to the withdrawal) on the date of the withdrawal.

ANNUAL ROLL-UP AMOUNT (ROLL-UP AMOUNT): In the first contract year the Annual Roll-up Amount is equal to the initial premium payment. After that, in any following contract year the Annual Roll-up Amount is equal to the Roll-up Amount at the end of the last contract year multiplied by a factor of 1.05, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the prior contract year. The Roll-up Amount may not be greater than 200% of total premium payments less adjusted partial withdrawals.

ANNUAL STEP-UP AMOUNT (STEP-UP AMOUNT): In the first contract year the Step-up Amount is the greater of (1) 100% of purchase payments less adjusted partial withdrawals; or (2) the contract value. After that, in any following contract year the Step-up Amount equals the greater of (1) the Step-up Amount at the end of the prior contract year, plus 100% of premium payments, less adjusted partial withdrawals made since the end of the last contract year; or (2) the contract value.

ANNUITANT: The person whose life is used as the measuring life under the contract. The annuitant will be the primary annuitant as shown on the contract's Schedule Page while that person is living, and will then be the contingent annuitant, if that person is living at the death of the primary annuitant.

ANNUITY OPTION: The provisions under which we make a series of annuity payments to the annuitant or other payee, such as Life Annuity with Ten Years Certain. See "Annuity Options."

ANNUITY UNIT: A standard of measurement used in determining the amount of each periodic payment under the variable payment Annuity Options I, J, K, M and N.

BENEFIT OPTIONS (BENEFIT OPTION, OPTION): The form of contract selected which determines the method of death benefit calculation and the amount of mortality and expense risk charge.

CLAIM DATE: The valuation date following receipt of a certified copy of the death certificate at VPMO.

CONTRACT: The deferred variable accumulation annuity contract described in this Prospectus.

CONTRACT OWNER (OWNER, YOU, YOUR): Usually the person or entity to whom we issue the contract. The contract owner has the sole right to exercise all rights and privileges under the contract as provided in the contract. The owner may be the annuitant, an employer, a trust or any other individual or entity specified in the contract application. However, under contracts used with certain tax qualified plans, the owner must be the annuitant. If no owner is named in the application, the annuitant will be the owner.

CONTRACT VALUE: Prior to the maturity date, the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA. For Tax-sheltered Annuity plans (as described in Internal Revenue Code (IRC) 403(b)) with loans, the contract value is the sum of all accumulation units held in the subaccounts of the Account and the value held in the GIA plus the value held in the Loan Security Account, and less any Loan Debt.

FIXED PAYMENT ANNUITY: A benefit providing periodic payments of a fixed dollar amount throughout the Annuity Period. This benefit does not vary with or reflect the investment performance of any subaccount.

FUNDS: The Phoenix Edge Series Fund, BT Insurance Funds Trust, Federated Insurance Series, Templeton Variable Products Series Fund and Wanger Advisors Trust.

GIA: An investment option under which premium amounts are guaranteed to earn a fixed rate of interest.

ISSUE DATE: The date that the initial premium payment is invested under a contract.

LOAN DEBT: Loan Debt is equal to the sum of the outstanding loan balance plus any accrued loan interest.

LOAN SECURITY ACCOUNT: The Loan Security Account is part of the general account and is the sole security for Tax-sheltered Annuity (as described in IRC 403(b)) loans. It is increased with all loan amounts taken and reduced by all repayments of loan principal.

MATURITY DATE: The date elected by the owner as to when annuity payments will begin. The maturity date will not be any earlier than the fifth contract anniversary and no later than the annuitant's 90th birthday. The election is subject to certain conditions described in "The Annuity Period."

MINIMUM INITIAL PAYMENT: The amount that you pay when you purchase a contract. We require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25

[diamond] Qualified plans--$1,000 annually

MINIMUM SUBSEQUENT PAYMENT: The least amount that you may pay when you make any subsequent payments, after the minimum initial payment (see above). The minimum subsequent payment for all contracts is $25.

NET ASSET VALUE: Net asset value of a Series' shares is computed by dividing the value of the net assets of the Series by the total number of Series outstanding shares.

PAYMENT UPON DEATH: The obligation of Phoenix under a contract to make a payment on the death of the owner or annuitant anytime: (a) before the maturity date of a contract (see "Payment Upon Death Before maturity date") or (b) after the maturity date of a contract (see "Payment Upon Death After Maturity Date").

PHOENIX (OUR, US, WE, COMPANY): Phoenix Home Life Mutual Insurance Company.

SERIES: A separate investment portfolio of a Fund.

SEVEN YEAR STEP-UP AMOUNT (7-YEAR STEP-UP AMOUNT): In the first 7 contract years, the 7-Year Step-up Amount equals 100% of purchase payments less adjusted partial withdrawals. In any subsequent 7-year period, the 7-Year Step-up Amount is the amount that would have been paid on the prior 7th contract anniversary plus 100% of payments less adjusted partial withdrawals made since the prior 7th contract anniversary.

VALUATION DATE: A Valuation Date is every day the New York Stock Exchange ("NYSE") is open for trading.

VARIABLE PAYMENT ANNUITY: An annuity providing payments that vary in amounts, according to the investment experience of the selected subaccounts.

VPMO: The Variable Products Mail Operations division of Phoenix that receives and processes incoming mail for Variable Products Operations.

VPO: Variable Products Operations.

                               SUMMARY OF EXPENSES

CONTRACT OWNER TRANSACTION EXPENSES                                                                            ALL SUBACCOUNTS
                                                                                                               ---------------
Sales Charges Imposed on Purchases..........................................................................          None

Deferred Surrender Charges (as a percentage of amount withdrawn):(1)

    Age of Payment in Complete Years 0-1....................................................................           7%
    Age of Payment in Complete Years 1-2....................................................................           7%
    Age of Payment in Complete Years 2-3....................................................................           6%
    Age of Payment in Complete Years 3-4....................................................................           6%
    Age of Payment in Complete Years 4-5....................................................................           5%
    Age of Payment in Complete Years 5-6....................................................................           4%
    Age of Payment in Complete Years 6-7....................................................................           3%
    Age of Payment in Complete Years 7 and thereafter.......................................................          None

Subaccount Transfer Charge..................................................................................          None


ANNUAL ADMINISTRATIVE CHARGE

    Maximum.................................................................................................           $35


SEPARATE ACCOUNT ANNUAL EXPENSES (as a percentage of average account value)

[diamond] Option 1--Return of Premium
    Mortality and Expense Risk Fee..........................................................................          .775%
    Daily Administrative Fee................................................................................          .125%
                                                                                                                     -----
    Total Separate Account Annual Expenses..................................................................          .90 %

[diamond] Option 2--Annual Step-up
    Mortality and Expense Risk Fee..........................................................................         1.125%
    Daily Administrative Fee................................................................................          .125%
                                                                                                                     -----
    Total Separate Account Annual Expenses..................................................................         1.25 %

[diamond] Option 3--5% Roll-up
    Mortality and Expense Risk Fee..........................................................................         1.225%
    Daily Administrative Fee................................................................................          .125%
                                                                                                                     -----
    Total Separate Account Annual Expenses..................................................................         1.35 %

(1) A surrender charge is taken from the proceeds when a contract is surrendered or when an amount is withdrawn, if the payments have not been held under the contract for a certain period of time. However, each year an amount up to 10% of the contract value as of the end of the previous contract year may be withdrawn without a surrender charge. See "Deductions and Charges--Surrender Charges."

                                                   SUMMARY OF EXPENSES (CONTINUED)

FUND ANNUAL EXPENSES
(as a percentage of Fund average net assets)
----------------------------------------------------------------------------------------------------------------------------------
                                                                            RULE 12B-1        OTHER EXPENSES(1)      TOTAL ANNUAL
                         SERIES                           MANAGEMENT FEES     FEES    (BEFORE EXPENSE REIMBURSEMENT)  EXPENSES(1)
----------------------------------------------------------------------------------------------------------------------------------
THE PHOENIX EDGE SERIES FUND
Phoenix Research Enhanced Index
Phoenix-Aberdeen International
Phoenix-Aberdeen New Asia
Phoenix-Bankers Trust Dow 30 Index
Phoenix-Duff & Phelps Real Estate Securities
Phoenix-Engemann Nifty Fifty
Phoenix-Federated U.S. Government Bond
Phoenix-Goodwin Balanced
Phoenix-Goodwin Growth
Phoenix-Goodwin Money Market                                                     [To be filed by Amendment]
Phoenix-Goodwin Multi-Sector Fixed Income
Phoenix-Goodwin Strategic Allocation
Phoenix-Goodwin Strategic Theme
Phoenix-Hollister Value Equity
Phoenix-Janus Equity Income
Phoenix-Janus Flexible Income
Phoenix-Janus Growth
Phoenix-Morgan Stanley Dean Witter Focus Equity
Phoenix-Oakhurst Growth and Income
Phoenix-Schafer Mid-Cap Value
Phoenix-Seneca Mid-Cap Growth
----------------------------------------------------------------------------------------------------------------------------------

(1) Each Series pays a portion or all of its expenses other than the management fee. The Phoenix Research Enhanced Index Series will pay up to .10%; the Phoenix-Goodwin Growth, Phoenix-Goodwin Multi-Sector Fixed Income, Phoenix-Goodwin Strategic Allocation, Phoenix-Goodwin Money Market, Phoenix-Goodwin Balanced, Phoenix-Engemann Nifty Fifty, Phoenix-Oakhurst Growth and Income, Phoenix-Hollister Value Equity and Phoenix-Schafer Mid-Cap Value Series will pay up to .15%; the Phoenix-Duff & Phelps Real Estate Securities, Phoenix-Goodwin Strategic Theme, Phoenix-Aberdeen New Asia, and Phoenix-Seneca Mid-Cap Growth Series will pay up to .25%; and the Phoenix-Aberdeen International Series will pay up to .40%. For those Series with expense reimbursement, the Actual Total Annual Expenses for the year ending December 31, 1999 are as follows:

    [To be filed by Amendment]


----------------------------------------------------------------------------------------------------------------------------------
                                                                           RULE 12B-1         OTHER EXPENSES        TOTAL ANNUAL
                                                          MANAGEMENT FEES     FEES    (BEFORE EXPENSE REIMBURSEMENT)  EXPENSES
----------------------------------------------------------------------------------------------------------------------------------
BT INSURANCE FUNDS TRUST
EAFE[registered trademark]Equity Index Fund

FEDERATED INSURANCE SERIES
Federated Fund for U.S. Government Securities II
Federated High Income Bond Fund II

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
Technology Portfolio                                                             [To be filed by Amendment]

TEMPLETON VARIABLE PRODUCTS SERIES FUND
Mutual Shares Investments Fund -- Class (1,2)
Templeton Asset Allocation Fund -- Class 2(1)
Templeton Developing Markets Fund -- Class 2(1)
Templeton International Fund -- Class 2(1)
Templeton Stock Fund -- Class 2(1)

WANGER ADVISORS TRUST
Wanger Foreign Forty
Wanger International Small Cap
Wanger Twenty
Wanger U.S. Small Cap
----------------------------------------------------------------------------------------------------------------------------------

(1) Class 2 shares of the Templeton Variable Products Series Fund have a distribution plan or "12b-1 Plan" which is described in the Fund's prospectus.
(2) Figures reflect expenses from the Fund's inception on May 1, 1998 and are annualized. The Adviser agreed in advance to limit Management Fees and make certain payments to reduce Fund expenses so that the Actual Total Annual Expenses did not exceed 1.25% in 1999 for the Mutual Shares Investments Fund. The Adviser is contractually obligated to continue this arrangement. See the Fund prospectus for details.

    It is impossible to show you what expenses you would incur if you purchased a contract because there are so many different factors which affect expenses. However, the following three tables are meant to help demonstrate how certain decisions or choices by you could result in different levels of expense.

EXAMPLES FOR BENEFIT OPTION 1 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................
Phoenix-Hollister Value Equity Series...........................                      [To be filed by Amendment]
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series. Please note that the .05% charge for the Enhanced Option 1 Rider is not included.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................
Phoenix-Hollister Value Equity Series...........................                      [To be filed by Amendment]
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

EXAMPLES FOR BENEFIT OPTION 2 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

EXAMPLES FOR BENEFIT OPTION 3 CONTRACTS:

    If you surrender your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you annuitize your contract at the end of one of these time periods, you would pay the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    If you leave your premiums in the contract and you do not surrender or annuitize it, after each of these time periods you will have paid the following expenses on a $1,000 initial investment. We have assumed a constant 5% annual return on the invested assets for all of the Series.

-----------------------------------------------------------------------------------------------------------------------------------
                                                                       1 YEAR         3 YEARS         5 YEARS         10 YEARS
                                                                       ------         -------         -------         --------
Phoenix Research Enhanced Index Series..........................
Phoenix-Aberdeen International Series...........................
Phoenix-Aberdeen New Asia Series................................
Phoenix-Bankers Trust Dow 30 Index Series.......................
Phoenix-Duff & Phelps Real Estate Securities Series.............
Phoenix-Engemann Nifty Fifty Series.............................
Phoenix-Federated U.S. Government Bond Series...................
Phoenix-Goodwin Balanced Series.................................
Phoenix-Goodwin Growth Series...................................
Phoenix-Goodwin Money Market Series.............................
Phoenix-Goodwin Multi-Sector Fixed Income Series................
Phoenix-Goodwin Strategic Allocation Series.....................
Phoenix-Goodwin Strategic Theme Series..........................                      [To be filed by Amendment]
Phoenix-Hollister Value Equity Series...........................
Phoenix-Janus Equity Income Series..............................
Phoenix-Janus Flexible Income Series............................
Phoenix-Janus Growth Series.....................................
Phoenix-Morgan Stanley Dean Witter Focus Equity Series..........
Phoenix-Oakhurst Growth and Income Series.......................
Phoenix-Schafer Mid-Cap Value Series............................
Phoenix-Seneca Mid-Cap Growth Series............................
EAFE[registered trademark] Equity Index Fund....................
Federated Fund for U.S. Government Securities II................
Federated High Income Bond Fund II..............................
Technology Portfolio............................................
Mutual Shares Investments Fund -- Class 2.......................
Templeton Asset Allocation Fund -- Class 2......................
Templeton Developing Markets Fund -- Class 2....................
Templeton International Fund -- Class 2.........................
Templeton Stock Fund -- Class 2.................................
Wanger Foreign Forty............................................
Wanger International Small Cap..................................
Wanger Twenty...................................................
Wanger U.S. Small Cap...........................................
-----------------------------------------------------------------------------------------------------------------------------------

    The purpose of the tables above is to assist you in understanding the various costs and expenses that your contract will bear directly or indirectly. It is based on historical Fund expenses, as a percentage of net assets for the year ended December 31, 1999, except as indicated. The tables reflect expenses of the Account as well as the Funds. See "Deductions and Charges" in this Prospectus and in the Fund Prospectuses. Please note that the .05% charge for the Enhanced Option 1 Rider is not included in the tables above.

    Premium taxes, which are not reflected in the table above, may apply. We will charge any premium or other taxes levied by any governmental entity with respect to your contract against the contract values based on a percentage of premiums paid. Certain states currently impose premium taxes on the contracts and range from 0% to 3.5% of premiums paid. See "Deductions and Charges--Premium Tax" and Appendix C.

    The Examples should not be considered a representation of future expenses. Actual expenses may be greater or less than those shown. See "Deductions and Charges."

CONTRACT SUMMARY
--------------------------------------------------------------------------------
    This summary describes the general provisions of the contract.

    Certain provisions of the contract described in this prospectus may differ in a particular state because of specific state requirements.

    If there is ever a difference between the provisions within this prospectus and the provisions of the contract, the contract provisions will control.

OVERVIEW
    The contract offers a dynamic idea in retirement planning. It is designed to give you maximum flexibility in obtaining your investment goals.

    The contract offers a combination of investment options, both variable and fixed. Investments in the variable options provide results which vary and depend upon the performance of the underlying Fund, while investments in the GIA provide guaranteed interest earnings subject to certain conditions. Please refer to "Appendix B" for a detailed discussion of the GIA.

    You also select a benefit option which is suitable in meeting your financial objectives. Each benefit option differs in the amount of mortality and expense risk charge, in how the death benefit is calculated and in the amount of contract value you may withdraw without surrender charges each contract year. See "The Accumulation Period--Payment Upon Death Before the Maturity Date" for a complete description.

INVESTMENT FEATURES

FLEXIBLE PAYMENTS
[diamond] You may make payments anytime until the maturity date.

[diamond] You can vary the amount and frequency of your payments.

[diamond] Other than the Minimum Initial Payment, there are no required payments.

MINIMUM CONTRIBUTION
[diamond] Generally, the Minimum Initial Payment is $1,000.

ALLOCATION OF PREMIUMS AND CONTRACT VALUE
[diamond] Payments are invested in one or more of the subaccounts and the GIA.

[diamond] Transfers between the subaccounts and into the GIA can be made anytime. Transfers from the GIA are subject to rules discussed in Appendix B and in "The Accumulation Period--Transfers."

[diamond] The contract value varies with the investment performance of the Funds and is not guaranteed.

[diamond] The contract value allocated to the GIA will depend on deductions taken from the GIA and interest accumulation at rates set by us (minimum--3%).

WITHDRAWALS
[diamond] You may partially or fully surrender the contract anytime for its contract value less any applicable surrender charge and premium tax.

[diamond] Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary). Please refer to "Deductions and Charges--Surrender Charges" for a complete description.

DEATH BENEFIT
    The death benefit is calculated differently under each benefit option and the amount varies based on the Option selected.

DEDUCTIONS AND CHARGES

FROM THE CONTRACT VALUE
[diamond] No deductions are made from payments.

[diamond] A deduction for surrender charges may occur when you surrender your contract or request a withdrawal if the assets have not been held under the contract for a specified period of time.

[diamond] If we impose a surrender charge, it is on a first-in, first-out basis.

[diamond] No surrender charges are taken upon the death of the annuitant or owner before the maturity date.

[diamond] A declining surrender charge is assessed on withdrawals in excess of the free withdrawal amount, based on the date the payments are deposited:

---------------------------------------------------------------
Percent                 7%   7%   6%   6%   5%   4%   3%   0%
---------------------------------------------------------------
Age of Payment in       0    1    2    3    4    5    6    7+
Complete Years
---------------------------------------------------------------

          [bullet] The total deferred surrender charges on a contract will never exceed 9% of total premium payments.

[diamond] Administrative Charge--maximum of $35 each year.

[diamond] Enhanced Option 1 Rider is an optional benefit that provides additional guaranteed benefits. The charge for the Enhanced Option 1 Rider is .05% on an annual basis. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary. See "Optional Programs and Benefits" for complete details.

FROM THE ACCOUNT
[diamond] Mortality and expense risk fee--varies based on the benefit option selected. See "Charges for Mortality and Expense Risks."

[diamond] The daily administrative fee--0.125% annually. See "Charges for Administrative Services."

OTHER CHARGES OR DEDUCTIONS
[diamond] Premium Taxes--taken from the contact value upon annuitization.

          [bullet] Phoenix will reimburse itself for such taxes on the date of a partial withdrawal, surrender of the contract, maturity date or payment of death proceeds. See "Premium Tax."

[diamond] Administrative Fee--maximum of $35 each year.

    See "Deductions and Charges" for a detailed description of contract charges.

    In addition, certain charges are deducted from the assets of the Funds for investment management services. See the prospectuses for the Funds for more information.

BENEFIT OPTIONS
[diamond] The contract offers three benefit options. You select a benefit option that best meets your financial needs. Each benefit option varies in the method of death benefit calculation, the amount of mortality and expense risk charge, and the amount of money you can withdraw from your contract each year free of surrender charges (free withdrawal amount). Please refer to the Benefit Options Table on the next page.

ADDITIONAL INFORMATION

FREE LOOK PERIOD
    You have the right to review the Contract. If you are not satisfied you may return it within 10 days after you receive it and cancel the Contract. You will receive in cash the adjusted value of the initial payment, however, if applicable state law requires, we will return the full amount of the initial payment.

LAPSE
    If on any valuation date the total contract value equals zero or the premium tax reimbursement due on a surrender or partial withdrawal is greater than or equal to the contract value, the contract will immediately terminate and lapse without value.

                                                        BENEFIT OPTIONS TABLE

------------------------------------------------------------------------------------------------------------------------------------
                                OPTION 1               OPTIONAL BENEFITS               OPTION 2                    OPTION 3
------------------------------------------------------------------------------------------------------------------------------------
                               RETURN OF                   ENHANCED                     ANNUAL
      COMPONENT                 PREMIUM                 OPTION 1 RIDER                  STEP-UP                   5% ROLL-UP
------------------------------------------------------------------------------------------------------------------------------------
Mortality & Expense
Risk Fee(1)                      .775%                        N/A                       1.125%                      1.225%
------------------------------------------------------------------------------------------------------------------------------------
Rider Charge                      N/A                        .05%                         N/A                         N/A
------------------------------------------------------------------------------------------------------------------------------------
Free Withdrawal        CONTRACT YEAR 1:           CONTRACT YEAR 1:            CONTRACT YEAR 1:            CONTRACT YEAR 1:
Amount                 10% of the contract value  10% of the contract value   10% of the contract value   10% of the contract value
                       as of the date of          as of the date of           as of the date of           as of the date of
                       withdrawal                 withdrawal                  withdrawal                  withdrawal

                       CONTRACT YEARS 2 AND       CONTRACT YEARS 2 AND        CONTRACT YEARS 2 AND        CONTRACT YEARS 2 AND
                       GREATER:                   GREATER:                    GREATER:                    GREATER:
                       10% of the last contract   10% of the last contract    10% of the last contract    10% of the last contract
                       anniversary value          anniversary value PLUS any  anniversary value PLUS any  anniversary value PLUS any
                                                  unused percentage from      unused percentage from      unused percentage from
                                                  prior years may be carried  prior years may be carried  prior years may be carried
                                                  forward to the then         forward to the then         forward to the then
                                                  current contract year, up   current contract year, up   current contract year, up
                                                  to a maximum of 30% of      to a maximum of 30% of      to a maximum of 30% of
                                                  your contract value as of   your contract value as of   your contract value as of
                                                  the last contract           the last contract           the last contract
                                                  anniversary                 anniversary                 anniversary
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:            THE GREATEST OF:            THE GREATEST OF:            THE GREATEST OF:
the date of death of   1. the sum of 100% of      1. the sum of 100% of       1. the sum of 100% of       1. the sum of 100% of
the Annuitant who has     premium payments less      premium payments less       premium payments less       premium payments less
not yet attained          payments less adjusted     adjusted partial            adjusted partial            adjusted partial
age 80                    partial withdrawals on     withdrawals on the          withdrawals on the          withdrawals on the
                          the claim date; or         claim date; or              claim date; or              claim date; or
                       2. the contract value on   2. the contract value on    2. the contract value on    2. the contract value on
                          the claim date             the claim date; or          the claim date; or          the claim date; or
                                                  3. the 7 Year Step-up       3. the Annual Step-up       3. the Annual Step-up
                                                     Amount on the claim         Amount on the claim         Amount on the claim
                                                     date.                       date.                       date; or
                                                                                                          4. the Annual Roll-up
                                                                                                             Amount on the claim
                                                                                                             date.
------------------------------------------------------------------------------------------------------------------------------------
Death Benefit(2) on    THE GREATER OF:            THE GREATER OF:             THE GREATER OF:             THE GREATER OF:
the date of death of   1. the sum of 100% of      1. the death benefit in     1. the death benefit in     1. the death benefit in
the Annuitant who has     premium payments less      effect at the end of        effect at the end of        effect at the end of
attained age 80           adjusted partial           the last 7-year period      the immediately             the immediately
                          withdrawals on the         prior to the Annuitant      preceding Contract year     preceding Contract year
                          claim date; or             turning age 80, plus        prior to the Annuitant      prior to the Annuitant
                       2. the contract value on      the sum of 100% of          turning age 80, plus        turning age 80, plus
                          the claim date             premium payments less       the sum of 100% of          the sum of 100% of
                                                     adjusted partial            premium payments less       premium payments less
                                                     withdrawals                 adjusted partial            adjusted partial
                                                     made since the Contract     withdrawals                 withdrawals
                                                     Year that the Annuitant     made since the Contract     made since the Contract
                                                     reached Age 80; or          Year that the Annuitant     Year that the Annuitant
                                                  2. the contract value          reached Age 80; or          reached Age 80; or
                                                     on the claim date        2. the contract value on    2. the contract value on
                                                                                 the claim date              the claim date

------------------------------------------------------------------------------------------------------------------------------------

(1) See the "Summary of Expenses" and "Deductions and Charges--Mortality and Expense Risk Charge" for complete details.
(2) See "The Accumulation Period--Payment Upon Death Before Maturity Date" for complete details.

                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                              FINANCIAL HIGHLIGHTS
               (SELECTED DATA FOR AN ACCUMULATION UNIT OUTSTANDING
                        THROUGHOUT THE INDICATED PERIOD)

    The subaccounts commenced operations as of the date of this Prospectus; therefore, data for these subaccounts is not yet available.


PERFORMANCE HISTORY
--------------------------------------------------------------------------------
    We may include the performance history of the subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. See Appendix A for more information.


THE VARIABLE ACCUMULATION ANNUITY
--------------------------------------------------------------------------------
    The individual deferred variable accumulation annuity contract issued by Phoenix is significantly different from a fixed annuity contract in that, unless the GIA is selected, it is the owner and annuitant under a contract who bear the risk of investment gain or loss rather than Phoenix. To the extent that payments are not allocated to the GIA, the amounts that will be available for annuity payments under a contract will depend on the investment performance of the amounts allocated to the subaccounts. Upon the maturity of a contract, the amounts held under a contract will continue to be invested in the Account or the GIA and monthly annuity payments will vary in accordance with the investment experience of the investment options selected. However, a fixed annuity may be elected, in which case Phoenix will guarantee specified monthly annuity payments.

    You select the investment objective of each contract on a continuing basis by directing the allocation of payments and the reallocation of the contract value among the subaccounts and the GIA.


PHOENIX AND THE ACCOUNT
--------------------------------------------------------------------------------
    Phoenix is a mutual life insurance company originally chartered in Connecticut in 1851 and redomiciled to New York in 1992. Our executive office is located at One American Row, Hartford, Connecticut 06102 and our main administrative office is located at 100 Bright Meadow Boulevard, Enfield, Connecticut 06083-1900. The principal office is located at 10 Krey Boulevard, East Greenbush, New York 12144. Phoenix sells variable annuity contracts through our own field force of agents and through brokers.

    On June 21, 1982, we established the Account, a separate account created under the insurance laws of Connecticut. The Account is registered with the SEC as a unit investment trust under the Investment Company Act of 1940 (the "1940 Act") and it meets the definition of a "separate account" under the 1940 Act. Registration under the 1940 Act does not involve supervision by the SEC of the management or investment practices or policies of the Account or of PHL Variable.

    On July 1, 1992, the Account's domicile was transferred to New York. Under New York law and the contracts, all income, gains or losses of the Account must be credited to or charged against the amounts placed in the Account without regard to the other income, gains and losses from any other business or activity of Phoenix. The assets of the Account may not be used to pay liabilities arising out of any other business that we may conduct. Obligations under the contracts are obligations of Phoenix.

    Contributions to the GIA are not invested in the Account; rather, they become part of the general account of Phoenix (the "General Account"). The General Account supports all insurance and annuity obligations of Phoenix and is made up of all of its general assets other than those allocated to any separate account such as the Account. For more complete information concerning the GIA, see Appendix A.


INVESTMENTS OF THE ACCOUNT
--------------------------------------------------------------------------------
PARTICIPATING INVESTMENT FUNDS

THE PHOENIX EDGE SERIES FUND
    Certain subaccounts invest in corresponding Series of The Phoenix Edge Series Fund. The following Series are currently available:

    PHOENIX RESEARCH ENHANCED INDEX SERIES: The investment objective of the Series is to seek high total return by investing in a broadly diversified portfolio of equity securities of large and medium capitalization companies within market sectors reflected in the S&P 500. The Series invests in a portfolio of undervalued common stocks and other equity securities which appear to offer growth potential and an overall volatility of return similar to that of the S&P 500.

    PHOENIX-ABERDEEN INTERNATIONAL SERIES: The investment objective of the Series is to seek a high total return consistent with reasonable risk. The Series invests primarily in an internationally diversified portfolio of equity securities. It intends to reduce its risk by engaging in hedging transactions involving options, futures contracts and foreign currency transactions. The Phoenix-Aberdeen International Series provides a means for investors to invest a portion of their assets outside the United States.

    PHOENIX-ABERDEEN NEW ASIA SERIES: The investment objective of the Series is to seek long-term capital appreciation. The Series invests primarily in a diversified portfolio of equity securities of issuers organized and principally operating in Asia, excluding Japan.

    PHOENIX-BANKERS TRUST DOW 30 SERIES: The Series seeks to track the total return of the Dow Jones Industrial Average (the "DJIASM") before fund expenses.

    PHOENIX-DUFF & PHELPS REAL ESTATE SECURITIES SERIES: The investment objective of the Series is to seek capital appreciation and income with approximately equal emphasis. Under normal circumstances, it invests in marketable securities of publicly traded real estate investment trusts (REITs) and companies that operate, develop, manage and/or invest in real estate located primarily in the United States.

    PHOENIX-ENGEMANN NIFTY FIFTY SERIES: The investment objective of the Series is to seek long-term capital appreciation by investing in approximately 50 different securities which offer the best potential for long-term growth of capital. At least 75% of the Series' assets will be invested in common stocks of high quality growth companies. The remaining portion will be invested in common stocks of small corporations with rapidly growing earnings per share or common stocks believed to be undervalued.

    PHOENIX-FEDERATED U.S. GOVERNMENT BOND SERIES: The investment objective of the Series is to maximize total return by investing primarily in debt obligations of the U.S. Government, its agencies and instrumentalities.

    PHOENIX-GOODWIN BALANCED SERIES: The investment objective of the Series is to seek reasonable income, long-term capital growth and conservation of capital. The Phoenix-Goodwin Balanced Series invests based on combined considerations of risk, income, capital enhancement and protection of capital value.

    PHOENIX-GOODWIN GROWTH SERIES: The investment objective of the Series is to achieve intermediate and long-term growth of capital, with income as a secondary consideration. The Phoenix-Goodwin Growth Series invests principally in common stocks of corporations believed by management to offer growth potential.

    PHOENIX-GOODWIN MONEY MARKET SERIES: The investment objective of the Series is to provide maximum current income consistent with capital preservation and liquidity. The Phoenix-Goodwin Money Market Series invests exclusively in high quality money market instruments.

    PHOENIX-GOODWIN MULTI-SECTOR FIXED INCOME SERIES: The investment objective of the Series is to seek long-term total return. The Phoenix-Goodwin Multi-Sector Fixed Income Series seeks to achieve its investment objective by investing in a diversified portfolio of high yield and high quality fixed income securities.

    PHOENIX-GOODWIN STRATEGIC ALLOCATION SERIES: The investment objective of the Series is to realize as high a level of total return over an extended period of time as is considered consistent with prudent investment risk. The Phoenix-Goodwin Strategic Allocation Series invests in stocks, bonds and money market instruments in accordance with the Investment Adviser's appraisal of investments most likely to achieve the highest total return.

    PHOENIX-GOODWIN STRATEGIC THEME SERIES: The investment objective of the Series is to seek long-term appreciation of capital by identifying securities benefiting from long-term trends present in the United States and abroad. The Phoenix-Goodwin Strategic Theme Series invests primarily in common stocks believed to have substantial potential for capital growth.

    PHOENIX-HOLLISTER VALUE EQUITY SERIES: The primary investment objective of the Series is long-term capital appreciation, with a secondary investment objective of current income. The Phoenix-Hollister Value Equity Series seeks to achieve its objective by investing in a diversified portfolio of common stocks that meet certain quantitative standards that indicate above average financial soundness and intrinsic value relative to price.

    PHOENIX-JANUS EQUITY INCOME SERIES: The investment objective of the Series is to seek current income and long-term growth of capital.

    PHOENIX-JANUS FLEXIBLE INCOME SERIES: The investment objective of the Series is to seek to obtain maximum total return, consistent with preservation of capital.

    PHOENIX-JANUS GROWTH SERIES: The investment objective of the Series is to seek long-term growth of capital, in a manner consistent with the preservation of capital.

    PHOENIX-MORGAN STANLEY DEAN WITTER FOCUS EQUITY SERIES: The investment objective of the Series is to seek capital appreciation by investing primarily in equity securities.

    PHOENIX-OAKHURST GROWTH AND INCOME SERIES: The investment objective of the Series is to seek dividend growth, current income and capital appreciation by investing in common stocks. The Phoenix-Oakhurst Growth and Income Series seeks to achieve its objective by selecting securities primarily from equity securities of the 1,000 largest companies traded in the United States, ranked by market capitalization.

    PHOENIX-SCHAFER MID-CAP VALUE SERIES: The primary investment objective of the Series is to seek long-term capital appreciation, with current income as the secondary investment objective. The Phoenix-Schafer Mid-Cap Value Series will invest in common stocks of established companies having a strong financial position and a low stock market valuation at the time of purchase which are believed to offer the possibility of increase in value.

    PHOENIX-SENECA MID-CAP GROWTH SERIES: The investment objective of the Series is to seek capital appreciation primarily through investments in equity securities of companies that have the potential for above average market appreciation. The Series seeks to outperform the Standard & Poor's Mid-Cap 400 Index.

BT INSURANCE FUNDS TRUST
    A certain subaccount invests in a corresponding Series of the BT Insurance Funds Trust. The following Series is currently available:

    EAFE[registered trademark] EQUITY INDEX FUND: The Series seeks to match the performance of the Morgan Stanley Capital International EAFE[registered trademark] Index ("EAFE[registered trademark] Index"), which emphasizes major market stock performance of companies in Europe, Australia and the Far East. The Series invests in a statistically selected sample of the securities found in the EAFE[registered trademark] Index.

FEDERATED INSURANCE SERIES
    Certain subaccounts invest in corresponding Series of the Federated Insurance Series. The following Series are currently available:

    FEDERATED FUND FOR U.S. GOVERNMENT SECURITIES II: The investment objective of the Series is to seek current income by investing primarily in U.S. government securities, including mortgage-backed securities issued by U.S. government agencies.

    FEDERATED HIGH INCOME BOND FUND II: The investment objective of the Series is to seek high current income by investing primarily in a diversified portfolio of high-yield, lower-rated corporate bonds.

MORGAN STANLEY DEAN WITTER UNIVERSAL FUNDS, INC.
    A certain subaccount invests in a corresponding Series of the Morgan Stanley Dean Witter Universal Funds, Inc. The following Series is currently available:

    TECHNOLOGY PORTFOLIO: The investment objective of the Series is to seek long-term capital appreciation by investing primarily in equity securities of companies that the investment adviser expects to benefit from their involvement in technology and technology-related industries.

TEMPLETON VARIABLE PRODUCTS SERIES FUND
    Certain subaccounts invest in Class 2 shares of the corresponding Series of the Templeton Variable Products Series Fund. The following Series are currently available:

    MUTUAL SHARES INVESTMENTS FUND: The primary investment objective of the Series is capital appreciation with income as a secondary objective. The Mutual Shares Investments Series invests primarily in domestic equity securities that the manager believes are significantly undervalued.

    TEMPLETON ASSET ALLOCATION FUND: The investment objective of the Series is a high level of total return. The Templeton Asset Allocation Series invests in stocks of companies of any nation, bonds of companies and governments of any nation and in money market instruments. Changes in the asset mix will be made in an attempt to capitalize on total return potential produced by changing economic conditions throughout the world, including emerging market countries.

    TEMPLETON DEVELOPING MARKETS FUND: The investment objective of the Series is long-term capital appreciation. The Templeton Developing Markets Series invests primarily in emerging market equity securities.

    TEMPLETON INTERNATIONAL FUND: The investment objective of the Series is long-term capital growth. The Templeton International Series invests primarily in stocks of companies located outside the United States, including emerging markets.

    TEMPLETON STOCK FUND: The investment objective of the Series is long-term capital growth. The Templeton Stock Series invests primarily in common stocks issued by companies in various nations throughout the world, including the U.S. and emerging markets.

WANGER ADVISORS TRUST
    Certain subaccounts invest in corresponding Series of the Wanger Advisors Trust. The following Series are currently available:

    WANGER FOREIGN FORTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Foreign Forty Series invests primarily in equity securities of foreign companies with market capitalization of $1 billion to $10 billion and focuses its investments in 40 to 60 companies in the developed markets.

    WANGER INTERNATIONAL SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger International Small Cap Series invests primarily in securities of non-U.S. companies with total common stock market capitalization of less than $1 billion.

    WANGER TWENTY: The investment objective of the Series is to seek long-term capital growth. The Wanger Twenty Series invests primarily in the stocks of U.S. companies with market capitalization of $1 billion to $10 billion and ordinarily focuses its investments in 20 to 25 U.S. companies.

    WANGER U.S. SMALL CAP: The investment objective of the Series is to seek long-term capital growth. The Wanger U.S. Small Cap Series invests primarily in securities of U.S. companies with total common stock market capitalization of less than $1 billion.

    Each Series will be subject to market fluctuations and the risks that come with the ownership of any security, and there can be no assurance that any Series will achieve its stated investment objective.

    In addition to being sold to the Account, shares of the Funds also may be sold to other separate accounts of

Phoenix or its affiliates or to the separate accounts of other insurance companies.

    It is possible that in the future it may be disadvantageous for variable life insurance separate accounts and variable annuity separate accounts to invest in the Fund(s) simultaneously. Although neither we nor the Fund(s) trustees currently foresee any such disadvantages either to variable life insurance policyowners or to variable annuity contract owners, the Funds' trustees intend to monitor events in order to identify any material conflicts between variable life insurance policyowners and variable annuity contract owners and to determine what action, if any, should be taken in response to such conflicts. Material conflicts could, for example, result from (1) changes in state insurance laws, (2) changes in federal income tax laws, (3) changes in the investment management of any portfolio of the Fund(s) or (4) differences in voting instructions between those given by variable life insurance policyowners and those given by variable annuity contract owners. We will, at our own expense, remedy such material conflicts, including, if necessary, segregating the assets underlying the variable life insurance policies and the variable annuity contracts and establishing a new registered investment company.

INVESTMENT ADVISERS
    Phoenix Investment Counsel, Inc. ("PIC") and Phoenix Variable Advisors, Inc. ("PVA") are the investment advisers to all Series in The Phoenix Edge Series Fund except the Phoenix-Duff & Phelps Real Estate Securities and Phoenix-Aberdeen New Asia Series. Based on subadvisory agreements with the Fund, PIC delegates certain investment decisions and research functions to subadvisers for the following Series:

[diamond] Bankers Trust Company
          [bullet] Phoenix-Bankers Trust Dow 30 Series

[diamond] Federated Investment Management Company
          [bullet] Phoenix-Federated U.S. Government Bond Series

[diamond] J.P. Morgan Investment Management, Inc.
          [bullet] Phoenix Research Enhanced Index Series

[diamond] Janus Capital Corporation
          [bullet] Phoenix-Janus Equity Income Series
          [bullet] Phoenix-Janus Flexible Income Series
          [bullet] Phoenix-Janus Growth Series

[diamond] Morgan Stanley Dean Witter Investment Management Inc.
          [bullet] Phoenix-Morgan Stanley Dean Witter Focus Equity Series

[diamond] Roger Engemann & Associates, Inc.
          [bullet] Phoenix-Engemann Nifty Fifty Series

[diamond] Schafer Capital Management, Inc.
          [bullet] Phoenix-Schafer Mid-Cap Value Series

[diamond] Seneca Capital Management, LLC
          [bullet] Phoenix-Seneca Mid-Cap Growth Series

    The investment adviser to the Phoenix-Duff & Phelps Real Estate Securities Series is Duff & Phelps Investment Management Co. ("DPIM").

    The investment adviser to the Phoenix-Aberdeen New Asia Series is Phoenix-Aberdeen International Advisors LLC ("PAIA"). Pursuant to subadvisory agreements with the Fund, PAIA delegates certain investment decisions and research functions with respect to the Phoenix-Aberdeen New Asia Series to PIC and Aberdeen Fund Managers, Inc.

    PIC, DPIM, Engemann and Seneca are indirect, less than wholly-owned subsidiaries of Phoenix. PAIA is jointly owned and managed by PM Holdings, Inc., a subsidiary of Phoenix, and by Aberdeen Fund Managers, Inc.

    The other investment advisers are:

[diamond] Bankers Trust Company
          [bullet] EAFE[registered trademark] Equity Index Fund

[diamond] Federated Investment Management Company
          [bullet] Federated Fund for U.S. Government Securities II [bullet] Federated High Income Bond Fund II

[diamond] Franklin Mutual Advisers, LLC
          [bullet] Mutual Shares Investments Fund

[diamond] Morgan Stanley Dean Witter Investment Management Inc.
          [bullet] Technology Portfolio

[diamond] Templeton Asset Management, Ltd.
          [bullet] Templeton Developing Markets Fund

[diamond] Templeton Investment Counsel, Inc.
          [bullet] Templeton Asset Allocation Fund
          [bullet] Templeton International Fund
          [bullet] Templeton Stock Fund

[diamond] Wanger Asset Management, L.P.
          [bullet] Wanger Foreign Forty
          [bullet] Wanger International Small Cap
          [bullet] Wanger Twenty
          [bullet] Wanger U.S. Small Cap

SERVICES OF THE ADVISERS
    The Advisers continuously furnish an investment program for each Series and manage the investment and reinvestment of the assets of each Series subject at all times to the authority and supervision of the Trustees. A detailed discussion of the investment advisers and subadvisers, and the investment advisory and subadvisory agreements, is contained in the accompanying prospectus for the Funds.

PURCHASE OF CONTRACTS
--------------------------------------------------------------------------------
    Generally, we require minimum initial payments of:

[diamond] Non-qualified plans--$1,000

[diamond] Individual Retirement Annuity--$1,000

[diamond] Bank draft program--$25
          [bullet] You may authorize your bank to draw $25 or more from your personal checking account monthly to purchase units in any available subaccount, or for deposit in the GIA. The amount you designate will be automatically invested on the date the bank draws on your account. If Check-o-matic is elected, the minimum initial payment is $25. This payment must accompany the application (if any). Each subsequent payment under a contract must be at least $25.

[diamond] Qualified plans--$1,000 annually
          [bullet] If contracts are purchased in connection with tax-qualified or employer-sponsored plans, a minimum annual payment of $1,000 is required.

    Generally, a contract may not be purchased for a proposed annuitant who is 81 years of age or older. Total payments in excess of $1,000,000 cannot be made without our permission. While the annuitant is living and the contract is in force, payments may be made anytime before the maturity date of a contract.

    Payments received under the contracts will be allocated in any combination to any subaccount or the GIA, in the proportion specified in the application for the contract or as otherwise indicated by you from time to time. Initial payments may, under certain circumstances, be allocated to the Phoenix-Goodwin Money Market Subaccount. See "Free Look Period." Changes in the allocation of payments will be effective as of receipt by VPMO of notice of election in a form satisfactory to us (either in writing or by telephone) and will apply to any payments accompanying such notice or made subsequent to the receipt of the notice, unless otherwise requested by you.

    In certain circumstances we may reduce the initial or subsequent premium payment amount we accept for a contract. Factors in determining qualifications for any such reduction includes:

    (1) the make-up and size of the prospective group;

    (2) the method and frequency of premium payments; and

    (3) the amount of compensation to be paid to Registered Representatives on each premium payment.

    Any reduction will not unfairly discriminate against any person. We will make any such reduction according to our own rules in effect at the time the premium payment is received. We reserve the right to change these rules from time to time.


DEDUCTIONS AND CHARGES
--------------------------------------------------------------------------------
DEDUCTIONS FROM THE SEPARATE ACCOUNT

PREMIUM TAX
    Whether or not a premium tax is imposed will depend upon, among other things, the owner's state of residence, the annuitant's state of residence, our status within those states and the insurance tax laws of those states. Premium taxes on contracts currently range from 0% to 3.5%. We will pay any premium tax due and will reimburse Phoenix only upon the earlier of either full or partial surrender of the contract, the maturity date or payment of death proceeds. For a list of states and premium taxes, see Appendix C to this Prospectus.

SURRENDER CHARGES
    A deduction for surrender charges for this contract may be taken from proceeds of partial withdrawals from, or complete surrender of the contract. The amount (if any) of a surrender charge depends on whether your premium payments are held under the contract for a certain period of time. The surrender charge schedule is shown in the chart below. No surrender charge will be taken from death proceeds. No surrender charge will be taken after the Annuity Period has begun except with respect to unscheduled withdrawals under Annuity Option K or L below. See "Annuity Options." Any surrender charge is imposed on a first-in, first-out basis.

    Each year you may withdraw part of your contract value free of any surrender charges. During the first contract year, you may withdraw up to 10% of the contract value as of the date of the first partial withdrawal without surrender charges. After that, depending on the benefit option selected or any optional benefits you may elect, any unused percentage of the free withdrawal amount from prior years may be carried forward to the current contract year (up to a maximum of 30% of your contract value as of the last contract anniversary).

    The amount of free withdrawal available depends on the benefit option you select as follows:

[diamond] OPTION 1

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value

[diamond] ENHANCED OPTION 1 RIDER

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary.

This rider is available at an annual cost of .05%.

This charge is assessed against the initial payment at issue and subsequently is taken against the contract value at the beginning of each contract year on the contract anniversary.

[diamond] OPTION 2

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

[diamond] OPTION 3

CONTRACT YEAR 1:
10% of the contract value as of the date of withdrawal

CONTRACT YEARS 2 AND GREATER:
10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year, up to a maximum of 30% of your contract value as of the last contract anniversary

    The deduction for surrender charges, expressed as a percentage of the amount withdrawn in excess of the 10% allowable amount, is as follows:

-------------------------------------------------------------
Percent               7%   7%   6%   6%   5%   4%   3%   0%
-------------------------------------------------------------
Age of Payment in     0    1    2    3    4    5    6    7+
Complete Years
-------------------------------------------------------------

    If the annuitant or owner dies before the maturity date of the contract, the surrender charge described in the table above will not apply.

    The total deferred surrender charges on a contract will never exceed 9% of total payments, and the applicable level of surrender charge cannot be changed with respect to outstanding contracts. Surrender charges imposed in connection with partial surrenders will be deducted from the subaccounts and the GIA on a pro rata basis. Any distribution costs not paid for by surrender charges will be paid by Phoenix from the assets of the General Account.

MORTALITY AND EXPENSE RISK FEE
    We make a daily deduction from each subaccount for the mortality and expense risk charge. The charge is assessed against the daily net assets of the subaccounts and varies based on the benefit option you selected. The charge under each benefit option is equal, on an annual basis to the following percentages:

  -----------------------------------------------------------
   OPTION 1 - RETURN  OPTION 2 - ANNUAL     OPTION 3 - 5%
      OF PREMIUM           STEP-UP             ROLL-UP
  -----------------------------------------------------------
        0.775%              1.125%             1.225%
  -----------------------------------------------------------

    Although you bear the investment risk of the Series in which you invest, once you begin receiving annuity payments that carry life contingencies the annuity payments are guaranteed by us to continue for as long as the annuitant lives. We assume the risk that annuitants as a class may live longer than expected (requiring a greater number of annuity payments) and that our actual expenses may be higher than the expense charges provided for in the contract.

    In assuming the mortality risk, we promise to make these lifetime annuity payments to the owner or other payee for as long as the annuitant lives according to the annuity tables and other provisions of the contract

    No mortality and expense risk charge is deducted from the GIA. If the charges prove insufficient to cover actual administrative costs, then the loss will be borne by us; conversely, if the amount deducted proves more than sufficient, the excess will be a profit to us. Any such profit may be used, as part of our General Account assets, to meet sales expenses, if any, which are in excess of sales commission revenue generated from any surrender charges.

    We have concluded that there is a reasonable likelihood that the distribution financing arrangement being used in connection with the contract will benefit the Account and the contract owners.

ADMINISTRATIVE FEE
    We make a daily deduction from Account value to cover the costs of administration. This fee is based on an annual rate of 0.125% and is taken against the net assets of the subaccounts. It compensates the Company for administrative expenses that exceed revenues from the Administrative Charge described below. (This fee is not deducted from the GIA.)

ADMINISTRATIVE CHARGE
    We deduct an administrative charge from the contract value. This charge is used to reimburse us for some of the administrative expenses we incur in establishing and maintaining the contracts.

    The maximum administrative maintenance charge under a contract is $35. This charge is deducted annually on the contract anniversary date. It is deducted on a pro rata basis from the subaccounts and the GIA in which you have an interest. Any portion of the Administrative Charge from the GIA cannot exceed $30. If you fully surrender your contract, the full administrative fee if applicable, will be deducted at the time of withdrawal. The administrative charge will not be deducted (either annually or upon withdrawal) if your contract value is $50,000 or more on the day the administrative charge is due. This charge may be decreased but will never increase. If you elect Payment Options I, J, K, M or N, the annual administrative charge after the maturity date will be deducted from each annuity payment in equal amounts.

REDUCED CHARGES, CREDITS AND BONUS GUARANTEED INTEREST RATES
    We may reduce or eliminate the mortality and expense risk fee and the surrender or annual administrative charge, credit additional amounts or grant bonus Guaranteed Interest Rates when sales of the contracts are made to certain individuals or groups of individuals that result in savings of sales expenses. We will consider the following characteristics:

(1) the size and type of the group of individuals to whom the contract is offered;

(2) the amount of anticipated premium payments;

(3) whether there is a preexisting relationship with the Company such as being an employee of the Company or its affiliates and their spouses; or to employees or agents who retire from the Company or its affiliates or Phoenix Equity Planning Corporation ("PEPCO"), or its affiliates or to registered representatives of the principal underwriter and registered representatives of broker-dealers with whom PEPCO has selling agreements; and

(4) internal transfers from other contracts issued by the Company or an affiliate, or making transfers of amounts held under qualified plans sponsored by the Company or an affiliate.

    Any reduction or elimination of surrender or administrative charge will not be unfairly discriminatory against any person. We will make any reduction according to our own rules in effect at the time the contract is issued. We reserve the right to change these rules from time to time.

OTHER CHARGES
    As compensation for investment management services, the Advisers are entitled to a fee, payable monthly and based on an annual percentage of the average daily net asset values of each Series. These Fund charges and other Fund expenses are described more fully in the accompanying Fund prospectuses.


THE ACCUMULATION PERIOD
--------------------------------------------------------------------------------
    The accumulation period is that time before annuity payments begin during which your payments into the contract remain invested.

ACCUMULATION UNITS
    Your Initial payments will be applied within two days of our receipt if the application for a contract is complete. If an incomplete application is completed within five business days of receipt by VPMO, your payment will be applied within two days of the completion of the application. If VPMO does not accept the application within five business days or if an order form is not completed within five business days of receipt by VPMO, then your payment will be immediately returned unless you request us to hold it while the application is completed. Additional payments allocated to the GIA are deposited on the date of receipt of payment at VPMO. Additional payments allocated to subaccounts are used to purchase accumulation units of the subaccount(s), at the value of such units next determined after the receipt of the payment at VPMO. The number of accumulation units of a subaccount purchased with a specific payment will be determined by dividing the payment by the value of an accumulation unit in that subaccount next determined after receipt of the payment. The value of the accumulation units of a subaccount will vary depending upon the investment performance of the applicable Series of the Funds, the expenses charged against the Fund and the charges and deductions made against the subaccount.

ACCUMULATION UNIT VALUES
    On any date before the maturity date of the contract, the total value of the accumulation units in a subaccount can be computed by multiplying the number of such units by the value of an accumulation unit on that date. The value of an accumulation unit on a day other than a valuation date is the value of the accumulation unit on the next valuation date. The number of accumulation units credited to you in each subaccount and their current value will be reported to you at least annually.

TRANSFERS
    You may at anytime prior to the maturity date of your contract, elect to transfer all or any part of the contract value among one or more subaccounts and the GIA. A transfer from a subaccount will result in the redemption of accumulation units and, if another subaccount is selected, in the purchase of accumulation units. The exchange will be based on the values of the accumulation units next determined after the receipt by VPMO of written notice of election in a form satisfactory to us. A transfer among subaccounts and GIA does not automatically change the payment allocation schedule of your contract.

    You may request transfers and changes in payment allocations among available subaccounts and GIA by writing to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, MA 02266-8027.

    Unless we otherwise agree or unless the Dollar Cost Averaging Program has been elected, you may make only one transfer per contract year from the GIA. Nonsystematic transfers from the GIA will be made on the date of receipt by VPMO except as you may otherwise request. For nonsystematic transfers, the amount that may be transferred from the GIA at any one time cannot exceed the greater of $1,000 or 25% of the contract value in the GIA at the time of transfer.

    Because excessive trading can hurt Fund performance and harm all contract owners, we reserve the right to temporarily or permanently terminate exchange privileges or reject any specific order from anyone whose transactions seem to follow a timing pattern, including those who request more than one exchange out of a subaccount within any 30-day period. We will not accept batch transfer instructions from registered representatives (acting under powers of attorney for multiple contract owners), unless we have entered into a third-party transfer service agreement with the registered representative's broker-dealer firm.

    No surrender charge will be assessed when a transfer is made. The date a payment was originally credited for the purpose of calculating the surrender charge will remain the same. Currently, there is no charge for transfers; however, we reserve the right to charge a transfer fee of $10 per transfer after the first two transfers in each contract year to defray administrative costs. Currently, unlimited transfers are permitted; however, we reserve the right to change our policy to limit the number of transfers made during each contract year. However, you will be permitted at least six transfers during each contract year. If the Temporary Money Market Allocation Amendment is in effect, no transfers may be made until the end of the free look period. See "Free Look Period." There are additional restrictions on transfers from the GIA as described above and in Appendix B.

    We reserve the right to limit the number of subaccounts you may elect to a total of 18 over the life of the contract unless changes in federal and/or state regulation, including tax, securities and insurance law require us to impose a lower limit.

    Currently, contracts in the annuity period are not able to make transfers between subaccounts.

OPTIONAL PROGRAMS AND BENEFITS

DOLLAR COST AVERAGING PROGRAM
    You also may elect to transfer funds automatically among the subaccounts or GIA on a monthly, quarterly, semiannual or annual basis under the Dollar Cost Averaging Program. Generally, the minimum initial and subsequent transfer amounts are $25 monthly, $75 quarterly, $150 semiannually or $300 annually. You must have an initial value of $2,000 in the GIA or in the subaccount from which funds will be transferred (sending subaccount), and if the value in that subaccount or the GIA drops below the amount to be transferred, the entire remaining balance will be transferred and no more systematic transfers will be processed. Also, payments of $1,000,000 or more require our approval before we will accept them for processing. Funds may be transferred from only one sending subaccount or from the GIA but may be allocated to multiple receiving subaccounts. Under the Dollar Cost Averaging Program, you may transfer approximately equal amounts from the GIA over a period of 6 months or longer. Transfers under the Dollar Cost Averaging Program are not subject to the general restrictions on transfers from the GIA.

    Upon completion of the Dollar Cost Averaging Program, you must notify VPO at 800/541-0171 or in writing to VPO to start another Dollar Cost Averaging Program.

    All transfers under the Dollar Cost Averaging Program will be executed on the basis of values as of the first of the month rather than on the basis of values next determined after receipt of the transfer request. If the first of the month falls on a holiday or weekend, then the transfer will be processed on the next succeeding business day.

    The Dollar Cost Averaging Program is not available to individuals who invest via a bank draft program or while the Asset Rebalancing Program is in effect.

    The Dollar Cost Averaging Program does not ensure a profit nor guarantee against a loss in a declining market.

ASSET REBALANCING PROGRAM
    Under the Asset Rebalancing Program, we transfer funds among the subaccounts to maintain the percentage allocation you have selected among these subaccounts. At your election, we will make these transfers on a monthly, quarterly, semiannual or annual basis.

    Asset Rebalancing does not permit transfers to or from the GIA.

    The Asset Rebalancing Program does not ensure a profit nor guarantee against a loss in a declining market.

ENHANCED OPTION 1 RIDER
    Enhanced Option 1 Rider is an optional benefit that if elected, provides the following additional benefits:

1. CUMULATIVE FREE WITHDRAWALS: After the first contract year, the free withdrawal amount equals 10% of the last contract anniversary value PLUS any unused percentage from prior years may be carried forward to the then current contract year to a maximum of 30% of your contract value as of the last contract anniversary.

2. 7-YEAR STEP-UP IN THE DEATH BENEFIT: PRIOR TO THE ANNUITANT'S 80TH BIRTHDAY, THE DEATH BENEFIT EQUALS:

    THE GREATEST OF:

    a. the sum of 100% of premium payments less adjusted partial withdrawals on the claim date; or

    b.  the contract value on the claim date; or

    c.  the 7-Year Step-up amount on the claim date.

3. MINIMUM DEATH BENEFIT PAST THE ANNUITANT'S 80TH BIRTHDAY. THE DEATH BENEFIT IS EQUAL TO:

    THE GREATER OF:

    a. the death benefit in effect at the end of the last 7-year period prior to the annuitant turning age 80, plus the sum of 100% of premium payments less adjusted partial withdrawals made since the contract year that the annuitant reached Age 80; or

    b.  the contract value on the claim date.

    There is a charge of .05% on an annual basis for the Enhanced Option 1 Rider. This charge is assessed against the initial payment at issue and then taken against the contract value at the beginning of each contract year on the contract anniversary.

NURSING HOME WAIVER RIDER
    After the first contract year, the Nursing Home Waiver Rider provides for the waiver of surrender charges provided the annuitant is confined to a licensed nursing home facility for at least 120 days. The withdrawal request must be within 2 years of the annuitant's admission to the licensed nursing home facility.

    There is no charge for this additional benefit.

SURRENDER OF CONTRACT; PARTIAL WITHDRAWALS
    If the annuitant is living, amounts held under the contract may be withdrawn in whole or in part prior to the maturity date, or after the maturity date under Annuity Options K or L. Prior to the maturity date, you may withdraw up to 10% of the contract value in a contract year, either in a lump sum or by multiple scheduled or unscheduled partial withdrawals, without the imposition of a surrender charge. During the first contract year, the 10% withdrawal without a surrender charge will be determined based on the contract value at the time of the first partial withdrawal. In all subsequent years, the 10% will be based on the previous contract anniversary value. A signed written request for withdrawal must be sent to VPMO. If you have not yet reached age 59 1/2, a 10% penalty tax may apply on taxable income withdrawn. See "Federal Income Taxes." The appropriate number of accumulation units of a subaccount will be redeemed at their value next determined after the receipt by VPMO of a written notice in a form satisfactory to us. accumulation units redeemed in a partial withdrawal from multiple subaccounts will be redeemed on a pro rata basis unless you designate otherwise. contract values in the GIA will also be withdrawn on a pro rata basis unless you designate otherwise. The resulting cash payment will be made in a single sum, ordinarily within seven days after receipt of such notice. However, redemption and payment may be delayed under certain circumstances. See "Miscellaneous Provisions--Deferment of Payment." There may be adverse tax consequences to certain surrenders and partial withdrawals. See "Surrenders or Withdrawals Prior to the contract maturity date." Certain restrictions on redemptions are imposed on contracts used in connection with Internal Revenue Code Section 403(b) plans. Although loans are available under 403(b) plans only, certain limitations may apply. See "Qualified Plans"; "Tax Sheltered Annuities." A deduction for surrender charges may be imposed on partial withdrawals from, and complete surrender of, a contract. See "Surrender Charges." Any surrender charge is imposed on a first-in, first-out basis.

    Any request for a withdrawal from, or complete surrender of, a contract should be mailed to Phoenix Variable Products Mail Operations, PO Box 8027, Boston, Massachusetts 02266-8027.

LAPSE OF CONTRACT
    The contract will terminate and lapse without value, if on any valuation date:

[diamond] The contract value is zero; or

[diamond] The annual Administrative Charge or premium tax reimbursement due on either a full or partial surrender is greater than or equal to the contract value (unless any contract value has been applied under one of the variable payment options)

    Phoenix will notify you in writing that the contract has lapsed.

PAYMENT UPON DEATH BEFORE MATURITY DATE

WHO RECEIVES PAYMENT

[diamond] DEATH OF AN OWNER/ANNUITANT
          If the owner/annuitant dies before the contract maturity date, the death benefit will be paid under the contract to the annuitant's beneficiary.

[diamond] DEATH OF AN ANNUITANT WHO IS NOT THE OWNER
          If the owner and the annuitant are not the same and the annuitant dies prior to the maturity date, the contingent annuitant becomes the annuitant. If there is no contingent annuitant, the death benefit will be paid to the annuitant's beneficiary.

[diamond] SPOUSAL BENEFICIARY CONTRACT CONTINUANCE
          If the spousal beneficiary continues the contract at the death of the an owner/annuitant or owner who is not also the annuitant, the spousal beneficiary becomes the annuitant. The benefit option in effect at the death of an owner/annuitant or an owner will also apply to the spousal beneficiary.

[diamond] CONTINGENT ANNUITANT CONTRACT CONTINUANCE
          Upon the death of the annuitant who is not the owner provided a contingent annuitant was named prior to the death of the annuitant the contract will continue with the contingent annuitant becoming the annuitant. The benefit option in effect at the death of the annuitant will also apply to the contingent annuitant.

[diamond] QUALIFIED CONTRACTS
          Under Qualified contracts, the death benefit is paid at the death of the participant who is the annuitant under the contract.

          Death benefit payments must satisfy distribution rules (See "Qualified Plans" for a detailed discussion.)

[diamond] OWNERSHIP OF THE CONTRACT BY A NON-NATURAL PERSON
          If the owner is not an individual, the death of the annuitant is treated as the death of the owner.

PAYMENT AMOUNT

[diamond] DEATH OF AN OWNER WHO IS THE ANNUITANT
          Upon the Death of the annuitant or owner/annuitant who has not yet Reached Age 80:

          [bullet] OPTION 1--RETURN OF PREMIUM

                   The death benefit payable will be the greater of:

                   a) 100% of payments, less adjusted partial withdrawals; and

                   b) the contract value on the claim date.

          [bullet] OPTION 2--ANNUAL STEP-UP

                   The death benefit payable will be the greatest of:

                   a) 100% of payments, less adjusted partial withdrawals; or

                   b) the contract value on the claim date; and

                   c) the Annual Step-up Amount on the claim date.

          [bullet] OPTION 3--5% ROLL-UP

                   The death benefit payable will be the greatest of:

                   a) 100% of payments, less adjusted partial withdrawals; or

                   b) the contract value on the claim date; or

                   c) the Annual Step-up Amount on the claim date; and

                   d) the Annual Roll-up Amount on the claim date.

                   After the annuitant's 80th birthday, the death benefit (less any deferred premium tax) equals the contract value (no surrender charge is imposed) on the claim date.

                   BECAUSE THE DEATH BENEFIT IN THIS SITUATION EQUALS THE CONTRACT VALUE, AN ANNUITANT WHO IS NEARING AGE 80 SHOULD SERIOUSLY CONSIDER WHETHER BENEFIT OPTIONS 2 OR 3 ARE SUITABLE FOR THEIR CIRCUMSTANCE.

[diamond] DEATH OF AN OWNER WHO IS NOT THE ANNUITANT
          Upon the death of an owner who is not the annuitant, provided that there is no surviving joint owner, the death proceeds will be paid to the owner's beneficiary. The amount of death benefit payable is equal to the greater of:

          [bullet] 100% of payments, less withdrawals; and [bullet] the contract value on the claim date.

          Because the death benefit in this situation equals the greater of premiums paid and the contract value, an owner who is not the annuitant should seriously consider whether Benefit Options 2 or 3 are suitable for their circumstances.

    Depending upon state law, the payment to the beneficiary may avoid probate and the death benefit may be reduced by any premium tax due. See "Premium Tax." See also "Distribution at Death" under "Federal Income Taxes."

    We reserve the right to discontinue offering any one of the available death benefit options in the future.


THE ANNUITY PERIOD
--------------------------------------------------------------------------------
    The annuity period is that period of time beginning after the end of the accumulation period and during which payments to you are made.

VARIABLE ACCUMULATION ANNUITY CONTRACTS
    Annuity payments will begin on the contract's maturity date if the annuitant is alive and the contract is still in force. Beginning on the maturity date, investment in the Account is continued unless a Fixed Payment Annuity is elected. No surrender charge is taken. Each contract will provide, at the time of its issuance, for a Variable Payment Life Expectancy Annuity (Option L) unless a different annuity option is elected by you. See "Annuity Options." Under a Variable Payment Life Expectancy Annuity, annuity payments are made on a monthly basis over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    If the amount to be applied on the maturity date is less than $2,000, we may pay such amount in one lump sum in lieu of providing an annuity. If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the total contract value on the date the initial payment would be payable, or make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Each contract specifies a provisional maturity date at the time of its issuance. You may subsequently elect a different maturity date. The maturity date may not be earlier than the fifth contract anniversary or later than the contract anniversary nearest the annuitant's 90th birthday unless the contract is issued in connection with certain qualified plans. Generally, under qualified plans, the maturity date must be such that distributions begin no later than April 1st of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to an IRA.

    The maturity date election must be made by written notice and must be received by VPMO 30 days before the provisional maturity date. If a maturity date, which is different from the provisional maturity date, is not elected by you, the provisional maturity date becomes the maturity date. Particular care should be taken in electing the maturity date of a contract issued under a Tax Sheltered Annuity (TSA), a Keogh Plan or an IRA plan. See "Tax Sheltered Annuities," "Keogh Plans" and "Individual Retirement Accounts."

ANNUITY OPTIONS
    Unless an alternative annuity payment option is elected on or before the maturity date, the amounts held under a contract on the maturity date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the annuitant and joint annuitant if any, the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the maturity date of the contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from contract values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

    The following are descriptions of the annuity options available under a contract. These descriptions should allow you to understand the basic differences between the options, however, you should contact VPMO well in advance of the date you wish to elect an option to obtain estimates of payments under each option.

OPTION A--LIFE ANNUITY WITH SPECIFIED PERIOD CERTAIN
    Provides a monthly income for the life of the annuitant. In the event of death of the annuitant, the annuity income will be paid to the beneficiary until the end of the specified period certain. For example, a 10-year period certain will provide a total of 120 monthly payments. The certain period may be 5, 10 or 20 years.

OPTION B--NON-REFUND LIFE ANNUITY
    Provides a monthly income for the lifetime of the annuitant. No income is payable after the death of the annuitant.

OPTION C--DISCONTINUED

OPTION D--JOINT AND SURVIVOR LIFE ANNUITY
    Provides a monthly income for the lifetimes of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. The amount to be paid to the survivor is 100% of the amount of the joint annuity payment, as elected at the time the annuity option is chosen. No income is payable after the death of the surviving annuitant.

    Under Option D, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION E--INSTALLMENT REFUND LIFE ANNUITY
    Provides a monthly income for the life of the annuitant. In the event of the annuitant's death, the annuity income will continue to the annuitant's beneficiary until the amount applied to purchase the annuity has been distributed.

OPTION F--JOINT AND SURVIVOR LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Provides a monthly income for the lifetime of both the annuitant and a joint annuitant as long as either is living. In the event of the death of the annuitant or joint annuitant, the annuity income will continue for the life of the survivor. If the survivor dies prior to the end of the 10-year period, the annuity income will continue to the named beneficiary until the end of the 10-year period certain.

    Under Option F, the joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract.

OPTION G--PAYMENTS FOR SPECIFIED PERIOD
    Provides equal income installments for a specified period of years whether the annuitant lives or dies. Any specified whole number of years from 5 to 30 years may be elected.

OPTION H--PAYMENTS OF SPECIFIED AMOUNT
    Provides equal installments of a specified amount over a period of at least five years. The specified amount may not be greater than the total annuity amount divided by five annual installment payments. If the annuitant dies prior to the end of the elected period certain, annuity payments will continue to the annuitant's beneficiary until the end of the elected period certain.

OPTION I--VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR PERIOD CERTAIN
    Unless another annuity option has been elected, this option will automatically apply to any contract proceeds payable on the maturity date. It provides a variable payout monthly annuity based on the life of the annuitant. In the event of the death of the annuitant, the annuity payments are made to the annuitant's beneficiary until the end of the 10-year period. The 10-year period provides a total of 120 monthly payments. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested.

OPTION J--JOINT SURVIVOR VARIABLE PAYMENT LIFE ANNUITY WITH 10-YEAR
PERIOD CERTAIN
    Provides a variable payout monthly annuity while the annuitant and the designated joint annuitant are living and continues thereafter during the lifetime of the survivor or, if later, until the end of a 10-year period certain. Payments will vary as to dollar amount, based on the investment experience of the subaccounts in which proceeds are invested. The joint annuitant must be named at the time the option is elected and cannot be changed. The joint annuitant must have reached an adjusted age of 40, as defined in the contract. This option is not available for payment of any death benefit under the contract.

OPTION K--VARIABLE PAYMENT ANNUITY FOR A SPECIFIED PERIOD
    Provides variable payout monthly income installments for a specified period of time, whether the annuitant lives or dies. The period certain specified must be in whole numbers of years from 5 to 30. However, the period certain selected by the beneficiary of any death benefit under the contract may not extend beyond the life expectancy of such beneficiary. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge.

OPTION L--VARIABLE PAYMENT LIFE EXPECTANCY ANNUITY
    Provides a variable payout monthly income payable over the annuitant's annually recalculated life expectancy or the annually recalculated life expectancy of the annuitant and joint annuitant. A contract owner may at anytime request unscheduled withdrawals representing part or all of the remaining contract value less any applicable contingent deferred surrender charge. Upon the death of the annuitant (and joint annuitant, if there is a joint annuitant), the remaining contract value will be paid in a lump sum to the annuitant's beneficiary.

OPTION M--UNIT REFUND VARIABLE PAYMENT LIFE ANNUITY
    Provides variable monthly payments as long as the annuitant lives. If the annuitant dies, the annuitant's beneficiary will receive the value of the remaining annuity units in a lump sum.

OPTION N--VARIABLE PAYMENT NON-REFUND LIFE ANNUITY
    Provides a variable monthly income for the life of the annuitant. No income or payment to a beneficiary is paid after the death of the annuitant.

OTHER OPTIONS AND RATES
    We may offer other annuity options at the time a contract reaches its maturity date. In addition, in the event that annuity payment rates for contracts are at that time more favorable than the applicable rates guaranteed under the contract, the then current settlement rates shall be used in determining the amount of any annuity payment under the Annuity Options above.

OTHER CONDITIONS
    Federal income tax requirements currently applicable to most qualified plans provide that the period of years guaranteed under joint and survivorship annuities with specified periods certain (see "Option F" and "Option J" above) cannot be any greater than the joint life expectancies of the payee and his or her spouse.

    Federal income tax requirements also provide that participants in regular or SIMPLE IRAs must begin minimum distributions by April 1 of the year following the year in which they attain age 70 1/2. Minimum distribution requirements do not apply to Roth IRAs. Distributions from qualified plans generally must begin by the later of actual retirement or April 1 of the year following the year participants attain age 70 1/2. Any required minimum distributions must be such that the full amount in the contract will be distributed over a period not greater than the participant's life expectancy, or the combined life expectancy of the participant and his or her spouse or designated beneficiary. Distributions made under this method are generally referred to as Life Expectancy Distributions ("LEDs"). An LED program is available to participants in qualified plans or IRAs. Requests to elect this program must be made in writing.

    Under the LED program, regardless of contract year, amounts up to the required minimum distribution may be withdrawn without a deduction for surrender charges, even if the minimum distribution exceeds the 10% allowable amount. See "Surrender Charges." Any amounts withdrawn that have not been held under a contract for at least six years and are in excess of both the minimum distribution and the 10% free available amount will be subject to any applicable surrender charge.

    If the initial monthly annuity payment under an Annuity Option would be less than $20, we may make a single sum payment equal to the contract value on the date the initial payment would be payable, in place of all other benefits provided by the contract, or, may make periodic payments quarterly, semiannually or annually in place of monthly payments.

    Currently, transfers between subaccounts are not available for amounts allocated to any of the variable payment annuity options.

PAYMENT UPON DEATH AFTER MATURITY DATE
    If an owner who also is the annuitant dies on or after the maturity date, except as may otherwise be provided under any supplementary contract between the owner and us, we will pay to the owner/annuitant's beneficiary any annuity payments due during any applicable period certain under the Annuity Option in effect on the annuitant's death. If the annuitant who is not the owner dies on or after the maturity date, we will pay any remaining annuity payments to the annuitant's beneficiary according to the payment option in effect at the time of the annuitant's death. If an owner who is not the annuitant dies on or after the maturity date, we will pay any remaining annuity payments to the owner's beneficiary according to the payment option in effect at the time of the owner's death.


VARIABLE ACCOUNT VALUATION PROCEDURES
--------------------------------------------------------------------------------
VALUATION DATE
    A valuation date is every day the NYSE is open for trading. The NYSE is scheduled to be closed on the following days: New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. The Board of Directors of the NYSE reserves the right to change this schedule as conditions warrant. On each valuation date, the value of the Account is determined at the close of the NYSE (currently 4:00 p.m. Eastern Time).

VALUATION PERIOD
    Valuation period is that period of time from the beginning of the day following a valuation date to the end of the next following valuation date.

ACCUMULATION UNIT VALUE
    The value of one accumulation unit was set at $1.0000 on the date assets were first allocated to a subaccount. The value of one accumulation unit on any subsequent valuation date is determined by multiplying the immediately preceding accumulation unit value by the applicable net investment factor for the valuation period ending on such valuation date. After the first valuation period, the accumulation unit value reflects the cumulative investment experience of that subaccount.

NET INVESTMENT FACTOR
    The net investment factor for any valuation period is equal to 1.000000 plus the applicable net investment rate for such valuation period. A net investment factor may be more or less than 1.000000 depending on whether the assets gained or lost value that day. To determine the net investment rate for any valuation period for the Funds allocated to each subaccount, the following steps are taken: (a) the aggregate accrued investment income and capital gains and losses, whether realized or unrealized, of the subaccount for such valuation period is computed, (b) the amount in (a) is then adjusted by the sum of the charges and credits for any applicable income taxes and the deductions at the beginning of the valuation period for mortality and expense risk charges and daily administration fee, and (c) the results of (a) as adjusted by (b) are divided by the aggregate unit values in the subaccount at the beginning of the valuation period.


MISCELLANEOUS PROVISIONS
--------------------------------------------------------------------------------
ASSIGNMENT
    Owners of contracts issued in connection with non-tax qualified plans may assign their interest in the contract without the consent of the beneficiary. A written notice of such assignment must be filed with VPMO before it will be honored.

    A pledge or assignment of a contract is treated as payment received on account of a partial surrender of a contract. See "Surrenders or Withdrawals Prior to the Contract Maturity Date."

    In order to qualify for favorable tax treatment, contracts issued in connection with tax qualified plans may not be sold, assigned, discounted or pledged as collateral for a loan or as security for the performance of an obligation, or for any other purpose, to any person other than to us.

DEFERMENT OF PAYMENT
    Payment of the contract value in a single sum upon a withdrawal from, or complete surrender of, a contract will ordinarily be made within seven days after receipt of the written request by VPMO. However, we may postpone payment of the value of any accumulation units at times (a) when the NYSE is closed, other than customary weekend and holiday closings, (b) when trading on the NYSE is restricted, (c) when an emergency exists as a result of which disposal of securities in the Fund is not reasonably practicable or it is not reasonably practicable to determine the contract value or (d) when a governmental body having jurisdiction over us by order permits such suspension. Rules and regulations of the SEC, if any, are applicable and will govern as to whether conditions described in (b), (c) or (d) exist.

FREE LOOK PERIOD
    We may mail the contract to you or we may deliver it to you in person. You may surrender a contract for any reason within 10 days after you receive it and receive in cash the adjusted value of your initial payment. (A longer Free Look Period may be required by your state.) You may receive more or less than the initial payment depending on investment experience within the subaccounts during the Free Look Period. If a portion or all of your initial payment has been allocated to the GIA, we also will refund any earned interest. If applicable state law requires, we will return the full amount of any payments we received.

    During periods of extreme market volatility, we reserve the right to make the Temporary Money Market Allocation Amendment available. In states that require return of premium during the Free Look Period, we will allocate those portions of your initial payment designated for the subaccounts to the Phoenix-Goodwin Money Market Subaccount and those portions designated for the GIA will be allocated to that Account. At the expiration of the Free Look Period, the value of the accumulation units held in the Phoenix-Goodwin Money Market Subaccount will be allocated among the available subaccounts in accordance with your allocation instructions on the application.

AMENDMENTS TO CONTRACTS
    Contracts may be amended to conform to changes in applicable law or interpretations of applicable law, or to accommodate design changes. Changes in the contract may need to be approved by contract owners and state insurance departments. A change in the contract which necessitates a corresponding change in the Prospectus or the SAI must be filed with the SEC.

SUBSTITUTION OF FUND SHARES
    Although we believe it to be highly unlikely, it is possible that in the judgment of our management, one or more of the Series of the Funds may become unsuitable for investment by contract owners because of a change in investment policy, or a change in the tax laws, or because the shares are no longer available for investment. In that event, we may seek to substitute the shares of another Series or the shares of an entirely different fund. Before this can be done, the approval of the SEC, and possibly one or more state insurance departments, will be required.

OWNERSHIP OF THE CONTRACT
    Ordinarily, the purchaser of a contract is both the owner and the annuitant and is entitled to exercise all the rights under the contract. However, the owner may be an individual or entity other than the annuitant. Transfer of the ownership of a contract may involve federal income tax consequences, and a qualified adviser should be consulted before any such transfer is attempted.


FEDERAL INCOME TAXES
--------------------------------------------------------------------------------
INTRODUCTION
    The contracts are designed for use with retirement plans which may or may not be tax-qualified plans ("Qualified Plans") under the provisions of the Internal Revenue Code of 1986, (the "Code"). The ultimate effect of federal income taxes on the amounts held under a contract, on annuity payments and on the economic benefits of the contract owner, annuitant or beneficiary depends on our tax status, on the type of retirement plan for which the contract is purchased, and upon the tax and employment status of the individual concerned.

    The following discussion is general in nature and is not intended as tax advice. The tax rules are complicated and this discussion can only make you aware of the issues. Each person concerned should consult a competent tax adviser. No attempt is made to consider any estate or inheritance taxes or any applicable state, local or other tax laws. Moreover, the discussion is based upon our understanding of the federal income tax laws as they are currently interpreted. No representation is made regarding the likelihood of continuation of the federal income tax laws or the current interpretations by the Internal Revenue Service (the "IRS"). We do not guarantee the tax status of the contracts. Purchasers bear the complete risk that the contracts may not be treated as "annuity contracts" under federal income tax laws. For a discussion of federal income taxes as they relate to the Funds, please see the accompanying prospectuses for the Funds.

TAX STATUS
    We are taxed as a life insurance company under Part 1 of Subchapter L of the Code. Since the Account is not a separate entity from Phoenix and its operations form a part of PHL Variable, it will not be taxed separately as a "regulated investment company" under Subchapter M of the Code. Investment income and realized capital gains on the assets of the Account are reinvested and taken into account in determining the contract value. Under existing federal income tax law, the Account's investment income, including realized net capital gains, is not taxed to us. We reserve the right to make a deduction for taxes should they be imposed on us with respect to such items in the future.

TAXATION OF ANNUITIES IN GENERAL--NON-QUALIFIED PLANS
    Section 72 of the Code governs taxation of annuities. In general, a contract owner is not taxed on increases in value of the units held under a contract until some form of distribution is made. However, in certain cases the increase in value may be subject to tax currently. In the case of contracts not owned by natural persons, see "Contracts Owned by Non-Natural Persons." In the case of contracts not meeting the diversification requirements, see "Diversification Standards."

SURRENDERS OR WITHDRAWALS PRIOR TO THE CONTRACT MATURITY DATE
    Code Section 72 provides that a total or partial surrender from a contract prior to the contract maturity date will be treated as taxable income to the extent the amounts held under the contract exceed the "investment in the contract." The "investment in the contract" is that portion, if any, of payments (premiums paid) by or on behalf of an individual under a contract that have not been excluded from the individual's gross income. However, under certain types of Qualified Plans there may be no investment in the contract within the meaning of Code Section 72, so that the total amount of all payments received will be taxable. The taxable portion is taxed as ordinary income in an amount equal to the value of the amount received on account of a total or partial surrender of a contract. For purposes of this rule, a pledge or assignment of a contract is treated as a payment received on account of a partial surrender of a contract.

SURRENDERS OR WITHDRAWALS ON OR AFTER THE CONTRACT MATURITY DATE
    Upon receipt of a lump sum payment under the contract, the recipient is taxed on the portion of the payment that exceeds the investment in the contract. Ordinarily, such taxable portion is taxed as ordinary income. Under certain circumstances, the proceeds of a surrender of a contract may qualify for "lump sum distribution" treatment under Qualified Plans. See your tax adviser if you think you may qualify for "lump sum distribution" treatment. The 5-year averaging rule for lump sum distribution has been repealed for tax years beginning after 1999.

    For fixed annuity payments, the taxable portion of each payment is determined by using a formula known as the "exclusion ratio," which establishes the ratio that the investment in the contract bears to the total expected amount of annuity payments for the term of the contract. That ratio is then applied to each payment to determine the non-taxable portion of the payment. The remaining portion of each payment is taxed as ordinary income. For variable annuity payments, the taxable portion is determined by a formula that establishes a specific dollar amount of each payment that is not taxed. The dollar amount is determined by dividing the investment in the contract by the total number of expected periodic payments. The remaining portion of each payment is taxed as ordinary income. Once the excludable portion of annuity payments equals the investment in the contract, the balance of the annuity payments will be fully taxable. For certain types of qualified plans, there may be no investment in the contract resulting in the full amount of the payments being taxable. A simplified method of determining the exclusion ratio is effective with respect to qualified plan annuities starting after November 18, 1996.

    Withholding of federal income taxes on all distributions may be required unless the recipient elects not to have any amounts withheld and properly notifies VPMO of that election.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS
    Amounts surrendered or distributed before the taxpayer reaches age 59 1/2 are subject to a penalty tax equal to ten percent (10%) of the portion of such amount that is includable in gross income. However, the penalty tax will not apply to withdrawals: (i) made on or after the death of the contract owner (or where the contract owner is not an individual, the death of the "primary annuitant," who is defined as the individual the events in whose life are of primary importance in affecting the timing and amount of the payout under the contract); (ii) attributable to the taxpayer's becoming totally disabled within the meaning of Code Section 72(m)(7); (iii) which are part of a series of substantially equal periodic payments made (not less frequently than annually) for the life (or life expectancy) of the taxpayer, or the joint lives (or joint life expectancies) of the taxpayer and his or her beneficiary; (iv) from certain qualified plans (such distributions may, however, be subject to a similar penalty under Code Section 72(t) relating to distributions from qualified retirement plans and to a special penalty of 25% applicable specifically to SIMPLE IRAs or other special penalties applicable to Roth IRAs); (v) allocable to investment in the contract before August 14, 1982; (vi) under a qualified funding asset (as defined in Code Section 130(d)); (vii) under an immediate annuity contract (as defined in Code Section 72(u)(4)); or (viii) that are purchased by an employer on termination of certain types of qualified plans and which are held by the employer until the employee separates from service.

    If the penalty tax does not apply to a withdrawal as a result of the application of item (iii) above, and the series of payments are subsequently modified (other than by reason of death or disability), the tax for the first year when the modification occurs will be increased by an amount (determined by the Treasury regulations) equal to the tax that would have been imposed but for item (iii) above, plus interest for the deferral period, but only if the modification takes place: (a) within 5 years from the date of the first payment, or (b) before the taxpayer reaches age 59 1/2.

    Separate tax withdrawal penalties apply to Qualified Plans. See "Penalty Tax on Surrenders and Withdrawals from Qualified Contracts."

ADDITIONAL CONSIDERATIONS

DISTRIBUTION-AT-DEATH RULES
    In order to be treated as an annuity contract for federal income tax purposes, a contract must provide the following two distribution rules: (a) if the contract owner dies on or after the contract maturity date, and before the entire interest in the contract has been distributed, the remainder of the contract owner's interest will be distributed at least as quickly as the method in effect on the contract owner's death; and (b) if a contract owner dies before the contract maturity date, the contract owner's entire interest generally must be distributed within five (5) years after the date of death, or if payable to a designated beneficiary, may be annuitized over the life or life expectancy of that beneficiary and payments must begin within one (1) year after the contract owner's date of death. If the beneficiary is the spouse of the contract owner, the contract (together with the deferral of tax on the accrued and future income thereunder) may be continued in the name of the spouse as contract owner. Similar distribution requirements apply to annuity contracts under Qualified Plans. However, a number of restrictions, limitations and special rules apply to qualified plans and contract owners should consult with their tax adviser.

    If the annuitant, who is not the contract owner, dies before the maturity date and there is no Contingent annuitant, the annuitant's beneficiary must elect within 60 days whether to receive the death benefit in a lump sum or in periodic payments commencing within one (1) year.

    If the contract owner is not an individual, the death of the primary annuitant is treated as the death of the contract owner. In addition, when the contract owner is not an individual, a change in the primary annuitant is treated as the death of the contract owner. Finally, in the case of non-spousal joint contract owners, distribution will be required at the death of the first of the contract owners.

    If the contract owner or a Joint contract owner dies on or after the maturity date, the remaining payments, if any, under the Annuity Option selected will be made at least as rapidly as under the method of distribution in effect at the time of death.

TRANSFER OF ANNUITY CONTRACTS
    Transfers of non-qualified contracts prior to the maturity date for less than full and adequate consideration to the contract owner at the time of such transfer, will trigger tax on the gain in the contract, with the transferee getting a step-up in basis for the amount included in the contract owner's income. This provision does not apply to transfers between spouses or incident to a divorce.

CONTRACTS OWNED BY NON-NATURAL PERSONS
    If the contract is held by a non-natural person (for example, a corporation) the income on that contract (generally the increase in the net surrender value less the premium paid) is includable in income each year. The rule does not apply where the non-natural person is the nominal owner of a contract and the beneficial owner is a natural person. The rule also does not apply where the annuity contract is acquired by the estate of a decedent, where the contract is held under a qualified plan, a TSA program or an IRA, where the contract is a qualified funding asset for structured settlements, or where the contract is purchased on behalf of an employee upon termination of a qualified plan, and nor if the annuity contract is an immediate annuity.

SECTION 1035 EXCHANGES
    Code Section 1035 provides, in general, that no gain or loss shall be recognized on the exchange of one annuity contract for another. A replacement contract obtained in a tax-free exchange of contracts generally succeeds to the status of the surrendered contract. If the surrendered contract was issued prior to August 14, 1982, the tax rules that formerly provided that the surrender was taxable only to the extent the amount received exceeds the contract owner's investment in the contract, will continue to apply. In contrast, contracts issued on or after January 19, 1985 are, in a Code Section 1035 exchange, treated as new contracts for purposes of the distribution-at-death rules. Special rules and procedures apply to Code Section 1035 transactions. Prospective contract owners wishing to take advantage of Code Section 1035 should consult their tax advisers.

MULTIPLE CONTRACTS
    Code Section 72(e)(11)(A)(ii) provides that for contracts entered into after October 21, 1988, for purposes of determining the amount of any distribution under Code Section 72(e) (amounts not received as annuities) that is includable in gross income, all non-qualified deferred annuity contracts issued by the same insurer (or affiliate) to the same contract owner during any calendar year are to be aggregated and treated as one contract. Thus, any amount received under any such contract prior to the contract maturity date, such as a withdrawal, dividend or loan, will be taxable (and possibly subject to the 10% penalty tax) to the extent of the combined income in all such contracts.

    The Treasury Department has specific authority to issue regulations that prevent the avoidance of Code Section 72(e) through the serial purchase of annuity contracts or otherwise. In addition, there may be situations where the Treasury may conclude that it would be appropriate to aggregate two or more contracts purchased by the same contract owner. Accordingly, a contract owner should consult a competent tax adviser before purchasing more than one contract or other annuity contracts.

DIVERSIFICATION STANDARDS

DIVERSIFICATION REGULATIONS
    To comply with the diversification regulations under Code Section 817(h) ("Diversification Regulations"), after a start-up period, each Series of the Funds will be required to diversify its investments. The Diversification Regulations generally require that, on the last day of each calendar quarter that the Series' assets be invested in no more than:

[diamond] 55% in any 1 investment

[diamond] 70% in any 2 investments

[diamond] 80% in any 3 investments

[diamond] 90% in any 4 investments

    A "look-through" rule applies to treat a pro rata portion of each asset of a Series as an asset of the Account, and each Series of the Funds are tested for compliance with the percentage limitations. All securities of the same issuer are treated as a single investment. As a result of the 1988 Act, each government agency or instrumentality will be treated as a separate issuer for purposes of these limitations.

    The Treasury Department has indicated that the Diversification Regulations do not provide guidance regarding the circumstances in which contract owner control of the investments of the Account will cause the contract owner to be treated as the owner of the assets of the Account, thereby resulting in the loss of favorable tax treatment for the contract. At this time, it cannot be determined whether additional guidance will be provided and what standards may be contained in such guidance. The amount of contract owner control which may be exercised under the contract is different in some respects from the situations addressed in published rulings issued by the IRS in which was held that the policyowner was not the owner of the assets of the separate account. It is unknown whether these differences, such as the contract owner's ability to transfer among investment choices or the number and type of investment choices available, would cause the contract owner to be considered as the owner of the assets of the Account resulting in the imposition of federal income tax to the contract owner with respect to earnings allocable to the contract prior to receipt of payments under the contract.

    In the event any forthcoming guidance or ruling is considered to set forth a new position, such guidance or ruling generally will be applied only prospectively. However, if such ruling or guidance was not considered to set forth a new position, it may be applied retroactively resulting in the contract owner being retroactively determined to be the owner of the assets of the Account.

    Due to the uncertainty in this area, we reserve the right to modify the contract in an attempt to maintain favorable tax treatment.

    We represent that we intend to comply with the Diversification Regulations to assure that the contracts continue to be treated as annuity contracts for federal income tax purposes.

DIVERSIFICATION REGULATIONS AND QUALIFIED PLANS
    Code Section 817(h) applies to a variable annuity contract other than a pension plan contract. The Diversification Regulations reiterate that the diversification requirements do not apply to a pension plan contract. All of the Qualified Plans (described below) are defined as pension plan contracts for these purposes. Notwithstanding the exception of Qualified Plan contracts from application of the diversification rules, all investments of the Phoenix Qualified Plan contracts (i.e., the Funds) will be structured to comply with the diversification standards because the Funds serve as the investment vehicle for non-qualified contracts as well as Qualified Plan contracts.

QUALIFIED PLANS
    The contracts may be used with several types of Qualified Plans. TSAs, Keoghs, IRAs, Corporate Pension and Profit-sharing Plans will be treated, for purposes of this discussion, as Qualified Plans. The tax rules applicable to participants in such Qualified Plans vary according to the type of plan and the terms and conditions of the plan itself. No attempt is made here to provide more than general information about the use of the contracts with the various types of Qualified Plans. Participants under such Qualified Plans as well as contract owners, annuitants and beneficiaries, are cautioned that the rights of any person to any benefits under such Qualified Plans may be subject to the terms and conditions of the plans themselves or limited by applicable law, regardless of the terms and conditions of the contract issued in connection therewith. For example, Phoenix will accept beneficiary designations and payment instructions under the terms of the contract without regard to any spousal consents that may be required under the Retirement Equity Act (REA). Consequently, a contract owner's beneficiary designation or elected payment option may not be enforceable.

    Effective January 1, 1993, Section 3405 of the Internal Revenue Code was amended to change the roll-over rules applicable to the taxable portions of distributions from qualified pension and profit-sharing plans and Section 403(b) TSA arrangements. Taxable distributions eligible to be rolled over generally will be subject to 20 percent income tax withholding. Mandatory withholding can be avoided only if the employee arranges for a direct rollover to another qualified pension or profit-sharing plan or to an IRA.

    The new mandatory withholding rules apply to all taxable distributions from qualified plans or TSAs (not including IRAs), except (a) distributions required under the Code, (b) substantially equal distributions made over the life (or life expectancy) of the employee, or for a term certain of 10 years or more and
(c) the portion of distributions not includable in gross income (i.e., return of after-tax contributions).

    On July 6, 1983, the Supreme Court decided in ARIZONA GOVERNING COMMITTEE V. NORRIS that optional annuity benefits provided under an employer's deferred compensation plan could not, under Title VII of the Civil Rights Act of 1964, vary between men and women. The contracts sold by Phoenix in connection with certain Qualified Plans will utilize annuity tables which do not differentiate on the basis of sex. Such annuity tables also will be available for use in connection with certain non-qualified deferred compensation plans.

    Numerous changes have been made to the income tax rules governing Qualified Plans as a result of legislation enacted during the past several years, including rules with respect to: coverage, participation, maximum contributions, required distributions, penalty taxes on early or insufficient distributions and income tax withholding on distributions. The following are general descriptions of the various types of Qualified Plans and of the use of the contracts in connection therewith.

TAX SHELTERED ANNUITIES ("TSAS")
    Code Section 403(b) permits public school systems and certain types of charitable, educational and scientific organizations, generally specified in Code Section 501(c)(3) to purchase annuity contracts on behalf of their employees and, subject to certain limitations, allows employees of those organizations to exclude the amount of payments from gross income for federal income tax purposes. These annuity contracts are commonly referred to as TSAs.

    For taxable years beginning after December 31, 1988, Code Section 403(b)(11) imposes certain restrictions on a contract owner's ability to make partial withdrawals from, or surrenders of, Code Section 403(b) contracts, if the cash withdrawn is attributable to payments made under a salary reduction agreement. Specifically, Code Section 403(b)(11) allows a contract owner to make a surrender or partial withdrawal only (a) when the employee attains age 59 1/2, separates from service, dies or becomes disabled (as defined in the Code), or
(b) in the case of hardship. In the case of hardship, the distribution amount cannot include any income earned under the contract.

    The 1988 Act amended the effective date of Code Section 403(b)(11), so that it applies only with respect to distributions from Code Section 403(b) contracts which are attributable to assets other than assets held as of the close of the last year beginning before January 1, 1989. Thus, the distribution restrictions do not apply to assets held as of December 31, 1988.

    In addition, in order for certain types of contributions under a Code
Section 403(b) contract to be excluded from taxable income, the employer must comply with certain nondiscrimination requirements. Contract owners should consult their employers to determine whether the employer has complied with these rules. Contract owner loans are not allowed under the contracts.

    Effective May 4, 1998, loans may be made available under Internal Revenue Code Section 403(b) tax-sheltered annuity programs. If the program permits loans, a loan from the participant's contract value may be requested. The loan must be at least $1,000 and the maximum loan amount is the greater of: (a) 90% of the first $10,000 of contract value minus any contingent deferred surrender charge; and (b) 50% of the contract value minus any contingent deferred surrender charge. The maximum loan amount is $50,000. If loans are outstanding from any other tax-qualified plan then the maximum loan amount of the contract may be reduced from the amount stated above in order to comply with the maximum loan amount requirements under Section 72(p) of the Internal Revenue Code. Amounts borrowed from the GIA are subject to the same limitations as applies to transfers from the GIA; thus no more than the greater of $1000 and 25% of the contract value in the GIA may be borrowed at any one time.

    Loan repayments will first pay any accrued loan interest. The balance will be applied to reduce the outstanding loan balance and will also reduce the amount of the Loan Security Account by the same amount that the outstanding loan balance is reduced. The balance of loan repayments, after payment of accrued loan interest, will be credited to the subaccounts of the Separate Account or the GIA in accordance with the participant's most recent premium allocation on file with Us.

    If a loan repayment is not received by Us before 90 days after the payment was due, then the entire loan balance plus accrued interest will be in default. In the case of default, the outstanding loan balance plus accrued interest will be deemed a distribution for income tax purposes, and will be reported as such to the extent required by law. At the time of such deemed distribution-interest will continue to accrue until such time as an actual distribution occurs under the contract.

KEOGH PLANS
    The Self-Employed Individual Tax Retirement Act of 1962, as amended, permits self-employed individuals to establish "Keoghs" or qualified plans for themselves and their employees. The tax consequences to participants under such a plan depend upon the terms of the plan. In addition, such plans are limited by law with respect to the maximum permissible contributions, distribution dates, nonforfeitability of interests, and tax rates applicable to distributions. In order to establish such a plan, a plan document must be adopted and implemented by the employer, as well as approved by the IRS.

INDIVIDUAL RETIREMENT ACCOUNTS
    Code Sections 408 and 408A permit eligible individuals to contribute to an individual retirement program known as an "IRA." These IRAs are subject to limitations on the amount which may be contributed, the persons who may be eligible and on the time when distributions may commence. In addition, distributions from certain other types of Qualified Plans may be placed on a tax-deferred basis into an IRA. Effective January 1, 1997, employers may establish a new type of IRA called SIMPLE (Savings Incentive Match Plan for Employees). Special rules apply to participants' contributions to and withdrawals from SIMPLE IRAs. Also effective January 1, 1997, salary reduction IRAs (SARSEP) no longer may be established. Effective January 1, 1998, individuals may establish Roth IRAs. Special rules also apply to contributions to and withdrawals from Roth IRAs.

CORPORATE PENSION AND PROFIT-SHARING PLANS
    Code Section 401(a) permits corporate employers to establish various types of retirement plans for employees. Such retirement plans may permit the purchase of contracts to provide benefits thereunder.

    These retirement plans may permit the purchase of the contracts to provide benefits under the Plan. Contributions to the Plan for the benefit of employees will not be includable in the gross income of the employee until distributed from the Plan. The tax consequences to participants may vary depending upon the particular Plan design. However, the Code places limitations and restrictions on all Plans, including on such items as: amount of allowable contributions; form, manner and timing of distributions; transferability of benefits; vesting and nonforfeitability of interests; nondiscrimination in eligibility and participation; and the tax treatment of distributions, withdrawals and surrenders. Participant loans are not allowed under the contracts purchased in connection with these Plans. Purchasers of contracts for use with Corporate Pension or Profit-sharing Plans should obtain competent tax advice as to the tax treatment and suitability of such an investment.

PENALTY TAX ON CERTAIN SURRENDERS AND WITHDRAWALS FROM QUALIFIED PLANS
    In the case of a withdrawal under a Qualified Plan, a ratable portion of the amount received is taxable, generally based on the ratio of the individual's cost basis to the individual's total accrued benefit under the retirement plan. Special tax rules may be available for certain distributions from a Qualified Plan. Section 72(t) of the Code imposes a 10% penalty tax on the taxable portion of any distribution from qualified retirement plans, including contracts issued and qualified under Code Sections 401 (Keogh and Corporate Pension and Profit-sharing Plans), Tax-Sheltered Annuities and Individual Retirement Annuities other than Roth IRAs. The penalty is increased to 25% instead of 10% for SIMPLE IRAs if distribution occurs within the first two years of the contract owner's participation in the SIMPLE IRA. To the extent amounts are not includable in gross income because they have been properly rolled over to an IRA or to another eligible Qualified Plan, no tax penalty will be imposed. The tax penalty will not apply to the following distributions: (a) if distribution is made on or after the date on which the contract owner or annuitant (as applicable) reaches age 59 1/2; (b) distributions following the death or disability of the contract owner or annuitant (as applicable) (for this purpose disability is as defined in Section 72(m)(7) of the Code); (c) after separation from service, distributions that are part of substantially equal periodic payments made not less frequently than annually for the life (or life expectancy) of the contract owner or annuitant (as applicable) or the joint lives (or joint life expectancies) of such contract owner or annuitant (as applicable) and his or her designated beneficiary; (d) distributions to a contract owner or annuitant (as applicable) who has separated from service after he has attained age 55; (e) distributions made to the contract owner or annuitant (as applicable) to the extent such distributions do not exceed the amount allowable as a deduction under Code Section 213 to the contract owner or annuitant (as applicable) for amounts paid during the taxable year for medical care; (f) distributions made to an alternate payee pursuant to a qualified domestic relations order; (g) distributions from an IRA for the purchase of medical insurance (as described in Section 213(d)(1)(D) of the Code) for the contract owner and his or her spouse and dependents if the contract owner has received unemployment compensation for at least 12 weeks; and (h) distributions from IRAs for first-time home purchase expenses (maximum $10,000) or certain qualified educational expenses of the contract owner, spouse, children or grandchildren of the contract owner. This exception will no longer apply after the contract owner has been reemployed for at least 60 days. The exceptions stated in items (d) and (f) above do not apply in the case of an IRA. The exception stated in item (c) applies to an IRA without the requirement that there be a separation from service.

    Generally, distributions from a Qualified Plan must commence no later than April 1 of the calendar year following the later of: (a) the year in which the employee attains age 70 1/2 or (b) the calendar year in which the employee retires. The date set forth in (b) does not apply to a regular or SIMPLE IRA and the required distribution rules do not apply to Roth IRAs. Required distributions must be over a period not exceeding the life expectancy of the individual or the joint lives or life expectancies of the individual and his or her designated beneficiary. If the required minimum distributions are not made, a 50% penalty tax is imposed as to the amount not distributed.

SEEK TAX ADVICE
    The above description of federal income tax consequences of the different types of Qualified Plans which may be funded by the contracts offered by this Prospectus is only a brief summary meant to alert you to the issues and is not intended as tax advice. The rules governing the provisions of Qualified Plans are extremely complex and often difficult to comprehend. Anything less than full compliance with the applicable rules, all of which are subject to change, may have adverse tax consequences. A prospective contract owner considering adoption of a Qualified Plan and purchase of a contract in connection therewith should first consult a qualified tax adviser, with regard to the suitability of the contract as an investment vehicle for the Qualified Plan.


SALES OF VARIABLE ACCUMULATION CONTRACTS
--------------------------------------------------------------------------------
    The principal underwriter of the contracts is PEPCO. Contracts may be purchased through registered representatives of W.S. Griffith & Company, Inc. ("WSG") who are licensed to sell Phoenix annuity contracts. Both WSG and PEPCO are indirect, majority owned subsidiary of Phoenix. Contracts also may be purchased through other broker-dealers or entities registered under or exempt under the Securities Exchange Act of 1934, whose representatives are authorized by applicable law to sell contracts under terms of agreement provided by PEPCO and terms of agreement provided by Phoenix.

    In addition to reimbursing PEPCO for its expenses, we pay PEPCO an amount equal to up to 7.25% of the payments made under the contract. PEPCO pays any qualified distribution organization an amount which may not exceed 7.25% of the payments under the contract. Any such amount paid with respect to contracts sold through other broker-dealers will be paid by us to or through PEPCO. The amounts paid are not deducted from the payments. Deductions for surrender charges (as described under "Surrender Charges") may be used as reimbursement for commission payments.

    Although the Glass-Steagall Act prohibits banks and bank affiliates from engaging in the business of underwriting securities, banking regulators have not indicated that such institutions are prohibited from purchasing variable annuity contracts upon the order and for the account of their customers.


STATE REGULATION
--------------------------------------------------------------------------------
    We are subject to the provisions of the New York insurance laws applicable to life insurance companies and to regulation and supervision by the New York Superintendent of Insurance. We also are subject to the applicable insurance laws of all the other states and jurisdictions in which it does an insurance business.

    State regulation of Phoenix includes certain limitations on the investments which may be made for its General Account and separate accounts, including the Account. It does not include, however, any supervision over the investment policies of the Account.


REPORTS
--------------------------------------------------------------------------------
    Reports showing the contract value and containing the financial statements of the Account will be furnished to you at least annually.


VOTING RIGHTS
--------------------------------------------------------------------------------
    As stated above, all of the assets held in an available subaccount will be invested in shares of a corresponding Series of the Funds. We are the legal owner of those shares and as such has the right to vote to elect the Board of Trustees of the Funds, to vote upon certain matters that are required by the Investment Company Act of 1940 ("1940 Act") to be approved or ratified by the shareholders of a mutual fund and to vote upon any other matter that may be voted upon at a shareholders' meeting. However, we intend to vote the shares of the Funds at regular and special meetings of the shareholders of the Funds in accordance with instructions received from owners of the contracts.

    We currently intend to vote Fund shares attributable to any of our assets and Fund shares held in each subaccount for which no timely instructions from owners are received in the same proportion as those shares in that subaccount for which instructions are received. In the future, to the extent applicable federal securities laws or regulations permit us to vote some or all shares of the Fund in its own right, it may elect to do so.

    Matters on which owners may give voting instructions may include the following: (1) election of the Board of Trustees of a Fund; (2) ratification of the independent accountant for a Fund; (3) approval or amendment of the investment advisory agreement for the Series of the Fund corresponding to the owner's selected subaccount(s); (4) any change in the fundamental investment policies or restrictions of each such Series; and (5) any other matter requiring a vote of the Shareholders of a Fund. With respect to amendment of any investment advisory agreement or any change in a Series' fundamental investment policy, owners participating in such Series will vote separately on the matter.

    The number of votes that you have the right to cast will be determined by applying your percentage interest in a subaccount to the total number of votes attributable to the subaccount. In determining the number of votes, fractional shares will be recognized. The number of votes for which you may give us instructions will be determined as of the record date for Fund shareholders chosen by the Board of Trustees of a Fund. We will furnish you with proper forms and proxies to enable them to give these instructions.


LEGAL MATTERS
--------------------------------------------------------------------------------
    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this Prospectus.


SAI
--------------------------------------------------------------------------------
    The SAI contains more specific information and financial statements relating to the Account and Phoenix. The Table of Contents of the SAI is set forth below:

    Underwriter
    Calculation of Yield and Return
    Calculation of Annuity Payments
    Experts
    Financial Statements

    Contract owner inquiries and requests for a SAI should be directed, in writing, to Phoenix Variable Products Mail Operations at P.O. Box 8027, Boston, Massachusetts 02266-8027, or by calling VPO at 800/541-0171.

APPENDIX A-1
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 1(1)
-------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

 ----------------------------------------------------------------------------------------------------------------------------------
                               AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
----------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series                         7/15/1997
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          5/1/1990
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               9/17/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series                     12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                            3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                 12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                 12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                    9/17/1984
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                         1/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                            12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                   12/20/1999                  [To be filed by Amendment]
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus Equity Series        12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                      3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
EAFE[Registered trademark] Equity Index Fund Series            8/22/1997
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               3/28/1994
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             3/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)                   11/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)                 11/28/1988
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)                9/15/1996
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)                     5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                             11/4/1988
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          5/1/1995
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost. Returns do not include the .05% charge for the Enhanced Option 1 Rider.

2 Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Edge-VA for New York with Benefit Option 1 charges had the subaccount started on the inception date of the appropriate series.

3 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.


                                                      ANNUAL TOTAL RETURN(1)

--------------------------------------------------------------------------------------------------------------------------------
                                             1983    1984    1985   1986    1987   1988   1989     1990   1991     1992    1993
--------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series       N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     18.66% -13.62%  37.22%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series    N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate            N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
Securities Series
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond       N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
Series
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A      7.64%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               31.71%   9.68%  33.72% 19.39%   5.97%  2.99% 34.97%    3.11%  41.47%   9.31%  18.63%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series          7.40%   9.23%   7.06%  5.56%   5.55%  6.49%  8.23%    7.25%   5.03%   2.64%   1.95%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income    5.06%  10.34%  19.53% 18.22%   0.18%  9.50%  7.27%    4.28%  18.52%   9.09%  14.88%
Series
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  N/A    N/A     26.20% 14.65%  11.55%  1.42% 18.83%    4.82%  28.16%   9.67%  10.02%
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series           N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                  N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index      N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
Fund
--------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government           N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
Securities II
--------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund--Class 2(2)   N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund--Class 2(2)  N/A    N/A     N/A     N/A    N/A     N/A   12.02%   -9.04%  26.29%   6.87%  24.74%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund--Class     N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
2(2)
--------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund--Class 2(2)     N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     45.16%
--------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund--Class 2(2)             N/A    N/A     N/A     N/A    N/A     N/A   13.37%  -12.08%  26.09%   5.91%  32.55%
--------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A    N/A     N/A     N/A    N/A     N/A    N/A     N/A     N/A     N/A     N/A
--------------------------------------------------------------------------------------------------------------------------------

                                                      ANNUAL TOTAL RETURN(1)

-----------------------------------------------------------------------------------------------------
                                              1994    1995   1996     1997    1998          1999
-----------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series        N/A    N/A     N/A     N/A     30.51%
------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        -0.84%   8.61% 17.59%   11.05%  26.79%
------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series              N/A    N/A     N/A    -33.02%  -5.31%
------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series     N/A    N/A       N/A      N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate             N/A    N/A    31.92%   20.98% -21.91%
Securities Series
------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series           N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond        N/A    N/A     N/A     N/A     N/A
Series
------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              -3.71%  22.24%  9.57%   16.89%  17.95%
------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                 0.56%  29.72% 11.58%   20.00%  28.86%     [To be filed
 ------------------------------------------------------------------------------------   by Amendment]
Phoenix-Goodwin Money Market Series           2.91%   4.76%  4.08%    4.24%   4.15%
------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income    -6.34%  22.44% 11.41%   10.09%  -5.01%
Series
------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  -2.29%  17.15%  8.07%   19.66%  19.72%
------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series        N/A    N/A     N/A     16.12%  43.42%
------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series         N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series            N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series          N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                   N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                 N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series     N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series          N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund  N/A    N/A     N/A     N/A     20.52%
------------------------------------------------------------------------------------
Federated Fund for U.S. Government            N/A     7.80%  3.26%    7.61%   6.69%
Securities II
------------------------------------------------------------------------------------
Federated High Income Bond Fund II            N/A    19.30% 13.28%   12.81%   1.78%
------------------------------------------------------------------------------------
Technology Portfolio                          N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Mutual Shares Investments Fund--Class 2(2)    N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Templeton Asset Allocation Fund--Class 2(2)  -4.09%  21.17% 17.52%   14.24%   5.15%
------------------------------------------------------------------------------------
Templeton Developing Markets Fund--Class      N/A    N/A     N/A    -30.03% -21.75%
2(2)
------------------------------------------------------------------------------------
Templeton International Fund--Class 2(2)     -3.73%  14.02% 22.18%   12.49%   8.10%
------------------------------------------------------------------------------------
Templeton Stock Fund--Class 2(2)             -3.34%  23.84% 21.04%   10.60%   0.08%
------------------------------------------------------------------------------------
Wanger Foreign Forty                          N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Wanger International Small Cap                N/A    N/A    30.85%   -2.35%  15.29%
------------------------------------------------------------------------------------
Wanger Twenty                                 N/A    N/A     N/A     N/A     N/A
------------------------------------------------------------------------------------
Wanger US Small Cap                           N/A    N/A    45.30%   28.27%   7.72%
-----------------------------------------------------------------------------------------------------

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees. Returns do not include the .05% charge for the Enhanced Option 1 Rider.

2 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:

Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period:..................
Value of the same account (excluding capital changes) at
  the end of the 7-day period:..............................
Calculation:
  Ending account value......................................
  Less beginning account value..............................    [To be filed
  Net change in account value...............................    by Amendment]
Base period return:
  (adjusted change/beginning account value).................
Current yield = return x (365/7) =..........................
Effective yield = [(1 + return)(365/7)] -1 =................

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-2
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 2(1)
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.


----------------------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
----------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series                         7/15/1997
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          5/1/1990
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               9/17/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series                     12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                            3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                 12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                 12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                    9/17/1984
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                         1/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                            12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                   12/20/1999                  [To be filed by Amendment]
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus Equity Series        12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                      3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund Series            8/22/1997
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               3/28/1994
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             3/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)                   11/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)                 11/28/1988
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)                9/15/1996
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)                     5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                             11/4/1988
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          5/1/1995
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

2 Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Edge-VA for New York with Benefit Option 2 charges had the subaccount started on the inception date of the appropriate series.

3 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

                                                      ANNUAL TOTAL RETURN(1)
------------------------------------------------------------------------------------------------------------------------------------
                                              1983    1984   1985   1986   1987    1988   1989   1990    1991   1992    1993    1994
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series       N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A    18.25% -13.92% 36.75% -1.19%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series    N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate            N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond       N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A    7.26% -4.04%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               31.25%  9.29% 33.25%  18.98%  5.60%  2.63% 34.50%  2.75%   40.97%  8.93%  18.22%  0.21%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series         7.03%   8.85%  6.69%  5.19%   5.18%  6.12%  7.85%  6.87%   4.66%   2.29%   1.60%  2.55%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income   4.69%   9.96% 19.11%  17.81% -0.17%  9.12%  6.89%  3.91%   18.10%  8.71%  14.48% -6.66%
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  N/A     N/A  25.76%  14.25% 11.16%  1.07% 18.42%  4.45%   27.72%  9.28%   9.63% -2.63%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series           N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series         N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                  N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index      N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
Fund
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government           N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                         N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)  N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2) N/A     N/A    N/A    N/A     N/A    N/A  11.63%  -9.36%  25.85%  6.49%  24.30% -4.43%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class    N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
2(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)    N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A   44.65% -4.06%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)            N/A     N/A    N/A    N/A     N/A    N/A  12.98% -12.39%  25.65%  5.54%  32.08% -3.68%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A     N/A    N/A    N/A     N/A    N/A    N/A    N/A     N/A     N/A     N/A    N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                      ANNUAL TOTAL RETURN(1)
------------------------------------------------------------------------------------------
                                               1995   1996   1997     1998        1999
------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series        N/A    N/A     N/A    30.06%
----------------------------------------------------------------------------
Phoenix-Aberdeen International Series        8.23%  17.18%  10.66%  26.35%
----------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series              N/A    N/A   -33.25%  -5.64%
----------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate             N/A   31.46%  20.55% -22.18%
Securities Series
----------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series           N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond        N/A    N/A     N/A     N/A
Series
----------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series             21.82%  9.19%   16.48%  17.54%
----------------------------------------------------------------------------
Phoenix-Goodwin Growth Series               29.27%  11.18%  19.59%  28.41%      [To be filed
----------------------------------------------------------------------------    by Amendment]
Phoenix-Goodwin Money Market Series          4.39%  3.72%   3.88%   3.79%
----------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income   22.01%  11.02%  9.71%   -5.34%
Series
----------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series 16.74%  7.69%   19.24%  19.30%
----------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series        N/A    N/A    15.71%  42.92%
----------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series         N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Janus Equity Income Series            N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series          N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Janus Growth Series                   N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                 N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series     N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series          N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series          N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
EAFE[registered trademark] Equity Index       N/A    N/A     N/A    20.09%
Fund
----------------------------------------------------------------------------
Federated Fund for U.S. Government           7.42%  2.90%   7.23%   6.32%
Securities II
----------------------------------------------------------------------------
Federated High Income Bond Fund II          18.89%  12.88%  12.42%  1.42%
----------------------------------------------------------------------------
Technology Portfolio                          N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)   N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2)20.75%  17.11%  13.84%  4.78%
----------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class     N/A    N/A   -30.27% -22.03%
2(2)
----------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)   13.63%  21.75%  12.10%  7.72%
----------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)           23.41%  20.62%  10.21%  -0.27%
----------------------------------------------------------------------------
Wanger Foreign Forty                          N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Wanger International Small Cap                N/A   30.39%  -2.69%  14.89%
----------------------------------------------------------------------------
Wanger Twenty                                 N/A    N/A     N/A     N/A
----------------------------------------------------------------------------
Wanger US Small Cap                           N/A   44.79%  27.82%  7.34%
--------------------------------------------------------------------------------

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

2 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:

Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period:..................
Value of the same account (excluding capital changes)
  at the end of the 7-day period:...........................
Calculation:
  Ending account value......................................
  Less beginning account value..............................    [To be filed
  Net change in account value...............................    by Amendment]
Base period return:
  (adjusted change/beginning account value).................
Current yield = return x (365/7) =..........................
Effective yield = [(1 + return(365/7)] -1 =.................

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX A-3
PERFORMANCE HISTORY FOR CONTRACTS WITH BENEFIT OPTION 3(1)
--------------------------------------------------------------------------------
    From time to time, the Account may include the performance history of any or all subaccounts in advertisements, sales literature or reports. Performance information about each subaccount is based on past performance only and is not an indication of future performance. Performance information may be expressed as yield and effective yield of the Phoenix-Goodwin Money Market Subaccount, as yield of the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount and as total return of any subaccount. For the Phoenix-Goodwin Multi-Sector Fixed Income Subaccount, quotations of yield will be based on all investment income per unit earned during a given 30-day period (including dividends and interest), less expenses accrued during the period ("net investment income") and are computed by dividing the net investment income by the maximum offering price per unit on the last day of the period.

    When a subaccount advertises its total return, it usually will be calculated for one year, five years and ten years or since inception if the subaccount has not been in existence for at least ten years. Total return is measured by comparing the value of a hypothetical $1,000 investment in the subaccount at the beginning of the relevant period to the value of the investment at the end of the period, assuming the reinvestment of all distributions at net asset value and the deduction of all applicable contract charges except for premium taxes (which vary by state) at the beginning of the relevant period.

    For those subaccounts within the Account that have not been available for one of the quoted periods, the standardized average annual total return quotations may show the investment performance such subaccount would have achieved (reduced by the applicable charges) had it been available to invest in shares of the Fund for the period quoted.

---------------------------------------------------------------------------------------------------------------------------------
                              AVERAGE ANNUAL TOTAL RETURN FOR THE PERIOD ENDED DECEMBER 31, 1999(1,3)
---------------------------------------------------------------------------------------------------------------------------------
                                                            INCEPTION DATE    1 YEAR      5 YEARS     10 YEARS   SINCE INCEPTION
----------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series                         7/15/1997
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series                          5/1/1990
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series                               9/17/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series                     12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate Securities Series            5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series                            3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond Series                 12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series                                5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                                 12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series                            10/8/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income Series              12/31/1982
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series                    9/17/1984
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series                         1/29/1996
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series                          3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series                            12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                                   12/20/1999                  [To be filed by Amendment]
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus Equity Series        12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series                      3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series                           3/2/1998
----------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund Series            8/22/1997
----------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government Securities II               3/28/1994
----------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II                             3/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                                          12/20/1999
----------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund -- Class 2(2)                   11/2/1998
----------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund -- Class 2(2)                 11/28/1988
----------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund -- Class 2(2)                9/15/1996
----------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund -- Class 2(2)                     5/1/1992
----------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund -- Class 2(2)                             11/4/1988
----------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                                           2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap                                 5/1/1995
----------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                                  2/1/1999
----------------------------------------------------------------------------------------------------------------------------------
Wanger U.S. Small Cap                                          5/1/1995
----------------------------------------------------------------------------------------------------------------------------------

1 The average annual total return is the annual compound return that results from holding an initial investment of $1,000 for the time period indicated. Returns are net of investment management fees, daily and annual administrative fees, and mortality and expense risk charges and deferred sales charges of 6% and 2% deducted from redemptions after 1 and 5 years, respectively. Surrender charges are based on the age of the deposit. The investment return and principal value of the variable contract will fluctuate so that the accumulated value, when redeemed, may be worth more or less than the original cost.

2 Performance data quoted represents the investment return of the appropriate series adjusted for Phoenix Edge-VA for New York with Benefit Option 3 charges had the subaccount started on the inception date of the appropriate series.

3 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.


                                                      ANNUAL TOTAL RETURN(1)
------------------------------------------------------------------------------------------------------------------------------------
                                            1983   1984  1985    1986   1987   1988  1989    1990     1991    1992     1993     1994
------------------------------------------------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series       N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen International Series        N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A   18.13%  -14.00%   36.61%  -1.28%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series             N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series    N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate            N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
Securities Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series          N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond       N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A     7.16%  -4.14%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series              31.12% 9.18%  33.12% 18.86%  5.50%  2.52% 34.37%  2.64%  40.83%    8.82%   18.10%   0.11%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series         6.92% 8.74%  6.58%   5.08%  5.08%  6.01%  7.74%  6.76%   4.56%    2.18%    1.50%   2.45%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income   4.58% 9.85%  18.99% 17.69% -0.27%  9.01%  6.79%  3.80%  17.99%    8.60%   14.37%  -6.76%
Series
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  N/A   N/A   25.63% 14.13% 11.05%  0.97% 18.30%  4.34%  27.59%    9.17%    9.52%  -2.72%
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series       N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Hollister Value Equity Series        N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series           N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series         N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Janus Growth Series                  N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series    N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series         N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series         N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
Series
------------------------------------------------------------------------------------------------------------------------------------
Federated Fund for U.S. Government           N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
Securities II
------------------------------------------------------------------------------------------------------------------------------------
Federated High Income Bond Fund II           N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Technology Portfolio                         N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)  N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2) N/A   N/A    N/A     N/A    N/A    N/A  11.52%  -9.45%  25.73%   6.38%   24.18%  -4.52%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class    N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
2(2)
------------------------------------------------------------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)    N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A    44.51%  -4.16%
------------------------------------------------------------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)            N/A   N/A    N/A     N/A    N/A    N/A  12.86% -12.48%  25.53%   5.44%   31.95%  -3.77%
------------------------------------------------------------------------------------------------------------------------------------
Wanger Foreign Forty                         N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger International Small Cap               N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger Twenty                                N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------
Wanger US Small Cap                          N/A   N/A    N/A     N/A    N/A    N/A    N/A    N/A     N/A      N/A      N/A     N/A
------------------------------------------------------------------------------------------------------------------------------------

                                                      ANNUAL TOTAL RETURN(1)
---------------------------------------------------------------------------------------------
                                              1995    1996    1997     1998          1999
---------------------------------------------------------------------------------------------
Phoenix Research Enhanced Index Series         N/A    N/A      N/A     29.93%
-------------------------------------------------------------------------------
Phoenix-Aberdeen International Series         8.12%  17.06%   10.55%   26.22%
-------------------------------------------------------------------------------
Phoenix-Aberdeen New Asia Series               N/A    N/A    -33.32%   -5.73%
-------------------------------------------------------------------------------
Phoenix-Bankers Trust Dow 30 Index Series      N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Duff & Phelps Real Estate              N/A   31.33%   20.43%  -22.26%
Securities Series
-------------------------------------------------------------------------------
Phoenix-Engemann Nifty Fifty Series            N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Federated U.S. Government Bond         N/A    N/A      N/A      N/A
Series
-------------------------------------------------------------------------------
Phoenix-Goodwin Balanced Series              21.70%   9.08%   16.36%   17.43%
-------------------------------------------------------------------------------
Phoenix-Goodwin Growth Series                29.14%  11.07%   19.47%   28.28%
-------------------------------------------------------------------------------
Phoenix-Goodwin Money Market Series           4.29%   3.61%    3.77%    3.69%
-------------------------------------------------------------------------------
Phoenix-Goodwin Multi-Sector Fixed Income    21.89%  10.91%    9.60%   -5.44%
Series
-------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Allocation Series  16.63%   7.59%   19.13%   19.18%
-------------------------------------------------------------------------------
Phoenix-Goodwin Strategic Theme Series         N/A    N/A     15.60%   42.78%    [To be filed
-------------------------------------------------------------------------------  by Amendment]
Phoenix-Hollister Value Equity Series          N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Janus Equity Income Series             N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Janus Flexible Income Series           N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Janus Growth Series                    N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Morgan Stanley Dean Witter Focus
Equity Series                                  N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Oakhurst Growth and Income Series      N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Schafer Mid-Cap Value Series           N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Phoenix-Seneca Mid-Cap Growth Series           N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
EAFE[registered trademark] Equity Index Fund   N/A    N/A      N/A     19.98%
Series
-------------------------------------------------------------------------------
Federated Fund for U.S. Government            7.31%   2.79%    7.12%   6.21%
Securities II
-------------------------------------------------------------------------------
Federated High Income Bond Fund II           18.77%  12.77%   12.31%   1.32%
-------------------------------------------------------------------------------
Technology Portfolio                           N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Mutual Shares Investments Fund-- Class 2(2)    N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Templeton Asset Allocation Fund-- Class 2(2) 20.63%  16.99%   13.73%   4.68%
-------------------------------------------------------------------------------
Templeton Developing Markets Fund-- Class      N/A    N/A    -30.34%  -22.10%
2(2)
-------------------------------------------------------------------------------
Templeton International Fund-- Class 2(2)    13.51%  21.63%   11.99%    7.62%
-------------------------------------------------------------------------------
Templeton Stock Fund-- Class 2(2)            23.29%  20.50%   10.10%   -0.37%
-------------------------------------------------------------------------------
Wanger Foreign Forty                           N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Wanger International Small Cap                 N/A   30.26%   -2.78%   14.78%
-------------------------------------------------------------------------------
Wanger Twenty                                  N/A    N/A      N/A      N/A
-------------------------------------------------------------------------------
Wanger US Small Cap                            N/A   44.65%   27.69%    7.23%
----------------------------------------------------------------------------------------------

1 Rates are net of the investment management fee, daily administrative fees, and mortality and expense risk charges of the subaccounts. Percent change doesn't include the effect of the surrender charges or the annual administrative fees.

2 Standardized performance for Class 2 shares reflects a "blend" figure, combining: (a) for periods prior to Class 2's inception on May 1, 1997 (November 16, 1998), for Mutual Shares Investments Fund, historical results of Class 1 shares; and (b) for periods after May 1, 1997 (November 16, 1998), Class 2's results reflecting an additional 12b-1 fee expense which also affects all future performance. Maximum annual plan expenses are 0.25%.

THESE RATES OF RETURN ARE NOT AN ESTIMATE OR GUARANTEE OF FUTURE PERFORMANCE.

    Current yield for the Phoenix-Goodwin Money Market Subaccount is based upon the income earned by the subaccount over a 7-day period and then annualized, i.e., the income earned in the period is assumed to be earned every seven days over a 52-week period and stated as a percentage of the investment. Effective yield is calculated similarly but when annualized, the income earned by the investment is assumed to be reinvested in subaccount units and thus compounded in the course of a 52-week period. Yield and effective yield reflect the recurring charges on the Account level excluding the annual administrative fee.

    Yield calculations of the Phoenix-Goodwin Money Market Subaccount used for illustration purposes are based on the consideration of a hypothetical contract owner's account having a balance of exactly one unit at the beginning of a 7-day period, which period will end on the date of the most recent financial statements. The yield for the subaccount during this 7-day period will be the change in the value of the hypothetical contract owner's account's original unit. The following is an example of this yield quotation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Example:

Value of hypothetical pre-existing account with exactly
  one unit at the beginning of the period:................
Value of the same account (excluding capital changes)
  at the end of the 7-day period:.........................
Calculation:
  Ending account value....................................  [To be filed
  Less beginning account value............................  by Amendment
  Net change in account value.............................
Base period return:
  (adjusted change/beginning account value)...............
Current yield = return x (365/7) =........................
Effective yield = [(1 + return)(365/7)] -1 =..............

    The current yield and effective yield information will fluctuate, and publication of yield information may not provide a basis for comparison with bank deposits, other investments which are insured and/or pay a fixed yield for a stated period of time, or other investment companies, due to charges which will be deducted on the Account level.

    A subaccount's performance may be compared to that of the Consumer Price Index or various unmanaged equity or bond indices such as the Dow Jones Industrial Average, the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), and the Europe Australia Far East Index, and also may be compared to the performance of the other variable annuity accounts as reported by services such as Lipper Analytical Services, Inc. ("Lipper"), CDA Investment Technologies, Inc. ("CDA") and Morningstar, Inc. or in other various publications. Lipper and CDA are widely recognized independent rating/ranking services. A subaccount's performance also may be compared to that of other investment or savings vehicles.

    Advertisements, sales literature and other communications may contain information about any Series' or Advisers' current investment strategies and management style. Current strategies and style may change to respond to a changing market and economic conditions. From time to time, the Series may discuss specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Series may separate their cumulative and average annual returns into income results and capital gains or losses; or cite separately as a return figure the equity or bond portion of a Series' portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance including, but not limited to, the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Solomon Brothers Corporate and Government Bond Indices.

    EACH FUND'S ANNUAL REPORT, AVAILABLE UPON REQUEST AND WITHOUT CHARGE, CONTAINS A DISCUSSION OF THE PERFORMANCE OF THE FUNDS AND A COMPARISON OF THAT PERFORMANCE TO A SECURITIES MARKET INDEX.

APPENDIX B
THE GUARANTEED INTEREST ACCOUNT
-------------------------------------------------------------------------------
    Contributions to the GIA under the contract and transfers to the GIA become part of the general account of Phoenix (the "General Account"), which supports insurance and annuity obligations. Because of exemptive and exclusionary provisions, interest in the General Account has not been registered under the Securities Act of 1933 ("1933 Act") nor is the General Account registered as an investment company under the 1940 Act. Accordingly, neither the General Account nor any interest therein is specifically subject to the provisions of the 1933 or 1940 Acts and the staff of the SEC has not reviewed the disclosures in this Prospectus concerning the GIA. Disclosures regarding the GIA and the General Account, however, may be subject to certain generally applicable provisions of the federal securities laws relating to the accuracy and completeness of statements made in prospectuses.

    The General Account is made up of all of the general assets of Phoenix other than those allocated to any separate account. Payments will be allocated to the GIA and, therefore, the General Account, as elected by the owner at the time of purchase or as subsequently changed. Phoenix will invest the assets of the General Account in assets chosen by it and allowed by applicable law. Investment income from General Account assets is allocated between Phoenix and the contracts participating in the General Account, in accordance with the terms of such contracts.

    Fixed annuity payments made to annuitants under the contract will not be affected by the mortality experience (death rate) of persons receiving such payments or of the general population. Phoenix assumes this "mortality risk" by virtue of annuity rates incorporated in the contract that cannot be changed. In addition, Phoenix guarantees that it will not increase charges for maintenance of the contracts regardless of its actual expenses.

    Investment income from the General Account allocated to Phoenix includes compensation for mortality and expense risks borne by it in connection with General Account contracts.

    The amount of investment income allocated to the contracts will vary from year to year in the sole discretion of Phoenix. However, Phoenix guarantees that it will credit interest at a rate of not less than 3% per year compounded annually, to amounts allocated to the GIA. Phoenix may credit interest at a rate in excess of these rates; however, it is not obligated to credit any interest in excess of these rates.

    On the last business day of each calendar week, Phoenix will set the excess interest rate, if any, that will apply to amounts deposited to the GIA. That rate will remain in effect for such deposits for an initial guarantee period of 1 full year from the date of deposit. Upon expiration of the initial 1-year guarantee period (and each subsequent 1-year guarantee period thereafter), the rate to be applied to any deposits whose guaranteed period has just ended will be the same rate as is applied to new deposits allocated to the GIA at that time. This rate will likewise remain in effect for a guarantee period of 1 full year from the date the new rate is applied.

    Excess interest, if any, will be determined by Phoenix based on information as to expected investment yields. Some of the factors that Phoenix may consider in determining whether to credit excess interest to amounts allocated to the GIA and the amount thereof, are general economic trends, rates of return currently available and anticipated on investments, regulatory and tax requirements and competitive factors. ANY INTEREST CREDITED TO AMOUNTS ALLOCATED TO THE GIA IN EXCESS OF 3% PER YEAR WILL BE DETERMINED IN THE SOLE DISCRETION OF PHOENIX AND WITHOUT REGARD TO ANY SPECIFIC FORMULA. THE CONTRACT OWNER ASSUMES THE RISK THAT INTEREST CREDITED TO GIA ALLOCATIONS MAY NOT EXCEED THE MINIMUM GUARANTEE FOR ANY GIVEN YEAR.

    Phoenix is aware of no statutory limitations on the maximum amount of interest it may credit, and the Board of Directors has set no limitations. However, inherent in Phoenix's exercise of discretion in this regard is the equitable allocation of distributable earnings and surplus among its various policyholders, contract owners and shareholders.

    Excess interest, if any, will be credited on the GIA contract value. Phoenix guarantees that, at any time, the GIA contract value will not be less than the amount of payments allocated to the GIA, plus interest at the rate of 3% per year, compounded annually, plus any additional interest which Phoenix may, in its discretion, credit to the GIA, less the sum of all annual administrative or surrender charges, any applicable premium taxes, and less any amounts surrendered. If the owner surrenders the contract, the amount available from the GIA will be reduced by any applicable surrender charge and annual administration charge. See "Deductions and Charges."

    For 403(b) plans with loans, amounts borrowed from the GIA will be treated as transfers to the Loan Security Account and subject to the same limitations as applies to transfers from the GIA (see "Qualified Plans").

    IN GENERAL, YOU CAN MAKE ONLY ONE TRANSFER PER YEAR FROM THE GIA. THE AMOUNT THAT CAN BE TRANSFERRED OUT IS LIMITED TO THE GREATER OF $1,000 OR 25% OF THE CONTRACT VALUE IN THE GIA AT THE TIME OF THE TRANSFER. IF YOU ELECT THE DOLLAR COST AVERAGING PROGRAM, APPROXIMATELY EQUAL AMOUNTS MAY BE TRANSFERRED OUT OF THE GIA OVER A MINIMUM 6-MONTH PERIOD. ALSO, THE TOTAL CONTRACT VALUE ALLOCATED TO THE GIA MAY BE TRANSFERRED OUT OF THE GIA TO ONE OR MORE OF THE SUBACCOUNTS OF THE ACCOUNT OVER A CONSECUTIVE FOUR-YEAR PERIOD ACCORDING TO THE FOLLOWING ANNUALLY RENEWABLE SCHEDULE:

           YEAR ONE: 25% YEAR TWO: 33% YEAR THREE: 50% YEAR FOUR: 100%

APPENDIX C
DEDUCTIONS FOR STATE PREMIUM TAXES
QUALIFIED AND NON-QUALIFIED ANNUITY CONTRACTS
-------------------------------------------------------------------------------




                                                               UPON              UPON
STATE                                                        PURCHASE(1)     ANNUITIZATION        NON-QUALIFIED      QUALIFIED
-----                                                        -----------     -------------        -------------      ---------

California ..........................................

Kentucky.............................................

Maine................................................
                                                                                 [To be filed by Amendment]
Nevada...............................................

South Dakota.........................................

West Virginia........................................

Wyoming..............................................

NOTE: The above premium tax deduction rates are as of January 1, 2000. No premium tax deductions are made for states not listed above. However, premium tax statutes are subject to amendment by legislative act and to judicial and administrative interpretation, which may affect both the above list of states and the applicable tax rates. Consequently, we reserve the right to deduct premium tax when necessary to reflect changes in state tax laws or interpretation.

For a more detailed explanation of the assessment of Premium Taxes, see "Deductions and Charges--Premium Tax."

1 "Purchase" in this chart refers to the earlier of partial withdrawal, surrender of the contract, payment of death proceeds or maturity date.

                                     PART B


                       STATEMENT OF ADDITIONAL INFORMATION

                   These Statements of Additional Information
                     are not being amended by this filing.


                                    VERSION A

        (Group Strategic Edge/Big Edge Choice for New York/Big Edge Plus)

                                       and

                                    VERSION B

                           (Templeton Investment Plus)

                                                                     [VERSION C]

                    THE PHOENIX EDGE[registered trademark]-VA


HOME OFFICE:                                           PHOENIX VARIABLE PRODUCTS
One American Row                                       MAIL OPERATIONS ("VPMO"):
Hartford, Connecticut                                              P.O. Box 8027
                                                Boston, Massachusetts 02266-8027


                 VARIABLE ACCUMULATION DEFERRED ANNUITY CONTRACT
                 PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT
                   PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY


                       STATEMENT OF ADDITIONAL INFORMATION

                                February 28, 2000

    This Statement of Additional Information ("SAI") is not a prospectus and should be read in conjunction with the prospectus, dated February 28, 2000, which is available without charge by contacting Phoenix at the above address or at 800/541-0171.


                                   ----------

                                TABLE OF CONTENTS

                                                                            PAGE
                                                                            ----

Underwriter...............................................................   B-2

Calculation of Yield and Return...........................................   B-2

Calculation of Annuity Payments ..........................................   B-3

Year 2000 Issue...........................................................   B-4

Experts ..................................................................   B-4

Financial Statements......................................................   B-5

UNDERWRITER
--------------------------------------------------------------------------------
    The offering of contracts is made on a continuous basis by PEPCO, an affiliate of Phoenix. There have been no sales of these contracts, during the fiscal years ended December 31, 1997, 1998 and 1999; therefore PEPCO was not paid anything for sales of these contracts and $0 were retained.


CALCULATION OF YIELD AND RETURN
--------------------------------------------------------------------------------
    Yield of the Phoenix-Goodwin Money Market Subaccount. As summarized in the Prospectus under the heading "Performance History," the yield of the Phoenix-Goodwin Money Market Subaccount for a 7-day period (the "base period") will be computed by determining the "net change in value" (calculated as set forth below) of a hypothetical account having a balance of one share at the beginning of the period, dividing the net change in account value by the value of the account at the beginning of the base period to obtain the base period return and multiplying the base period return by 365/7 with the resulting yield figure carried to the nearest hundredth of one percent. Net changes in value of a hypothetical account will include net investment income of the account (accrued daily dividends as declared by the underlying funds, less daily expense charges of the account) for the period, but will not include realized gains or losses or unrealized appreciation or depreciation on the underlying fund shares. A mortality and expense risk charge of 1.25% (approximately 0.40% for mortality and 0.85% for expense) and a daily administrative fee of 0.125% are reflected.

    The Phoenix-Goodwin Money Market Subaccount yield and effective yield will vary in response to fluctuations in interest rates and in the expenses of the subaccount.

    The current yield and effective yield reflect recurring charges at the Account level, excluding the maximum annual administrative fee.

Example for contracts with Benefit Option 1:

The following is an example of this yield calculation for the Phoenix- Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................
Value of the same account (excluding capital changes) at
the end of the 7-day period:..................................
Calculation:
   Ending account value.......................................        [To be
   Less beginning account value...............................        filed by
   Net change in account value................................        Amendment]
Base period return:
   (adjusted change/beginning account value)..................
Current yield = return x (365/7) =............................
Effective yield = [(1 + return)(365/7)] -1 =..................

Example for contracts with Benefit Option 2:

The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................
Value of the same account (excluding capital changes) at
the end of the 7-day period:..................................
Calculation:
   Ending account value.......................................        [To be
   Less beginning account value...............................        filed by
   Net change in account value................................        Amendment]
Base period return:
   (adjusted change/beginning account value)..................
Current yield = return x (365/7) =............................
Effective yield = [(1 + return)(365/7)] -1 =..................

Example for contracts with Benefit Option 3:

The following is an example of this yield calculation for the Phoenix-Goodwin Money Market Subaccount based on a 7-day period ending December 31, 1999.

Value of hypothetical pre-existing account with exactly one
   unit at the beginning of the period:.......................
Value of the same account (excluding capital changes) at
the end of the 7-day period:..................................
Calculation:
   Ending account value.......................................        [To be
   Less beginning account value...............................        filed by
   Net change in account value................................        Amendment]
Base period return:
   (adjusted change/beginning account value)..................
Current yield = return x (365/7) =............................
Effective yield = [(1 + return)(365/7)] -1 =..................

    At any time in the future, yields and total return may be higher or lower than past yields and there can be no assurance that any historical results will continue.

    Calculation of Total Return. As summarized in the Prospectus under the heading, "Performance History," total return is a measure of the change in value of an investment in a subaccount over the period covered and is computed by finding the average annual compounded rates of return over the 1-, 5- and 10-year periods that would equate the initial amount invested to the ending redeemable value according to a formula. The formula for total return used herein includes four steps: (1) assuming a hypothetical $1,000 initial investment in the subaccount; (2) calculating the value of the hypothetical initial investment of $1,000 as of the end of the period by multiplying the total number of units owned at the end of the period by the unit value per unit on the last trading day of the period; (3) assuming redemption at the end of the period and deducting any recurring fees and any applicable contingent deferred sales charge; and (4) dividing this account value for the hypothetical investor by the initial $1,000 investment. Total return will be calculated for one year, five years and ten years or some other relevant periods if a subaccount has not been in existence for at least ten years.

PERFORMANCE INFORMATION
    Advertisements, sale literature and other communications may contain information about any Series or Adviser's current investment strategies and management style. Current strategies and style may change to allow any Series to respond quickly to changing market and economic conditions. From time to time, the Funds may include specific portfolio holdings or industries in such communications. To illustrate components of overall performance, the Funds may separate their cumulative and average annual returns into income and capital gains components; or cite separately as a return figure the equity or bond portion of a portfolio; or compare a Series' equity or bond return figure to well-known indices of market performance, including, but not limited to: the S&P 500, Dow Jones Industrial Average, First Boston High Yield Index and Salomon Brothers Corporate and Government Bond Indices.

    Each subaccount may, from time to time, include its yield and total return in advertisements or information furnished to present or prospective Contract Owners. Each subaccount may, from time to time, include in advertisements containing total return (and yield in the case of certain subaccounts) the ranking of those performance figures relative to such figures for groups of mutual funds categorized as having the same investment objectives as Lipper Analytical Services, CDA Investment Technologies, Inc., Weisenberger Financial Services, Inc., Morningstar, Inc. and Tillinghast. Additionally, the Fund may compare a Series' performance results to other investment or savings vehicles (such as certificates of deposit) and may refer to results published in various publications such as Changing Times, Forbes, Fortune, Money, Barrons, Business Week, Investor's Business Daily, The Stanger Register, Stanger's Investment Adviser, The Wall Street Journal, The New York Times, Consumer Reports, Registered Representative, Financial Planning, Financial Services Weekly, Financial World, U.S. News and World Report, Standard & Poor's The Outlook and Personal Investor. The Fund may, from time to time, illustrate the benefits of tax deferral by comparing taxable investments to investments made through tax-deferred retirement plans.

    The total return and yield may also be used to compare the performance of the subaccounts against certain widely acknowledged outside standards or indices for stock and bond market performance. The S&P 500 is a market value-weighted and unmanaged index showing the changes in the aggregate market value of 500 stocks relative to the base period 1941-43. The S&P 500 is composed almost entirely of common stocks of companies listed on the NYSE, although the common stocks of a few companies listed on the American Stock Exchange or traded over-the-counter are included. The 500 companies represented include 400 industrial, 60 transportation and 40 financial services concerns. The S&P 500 represents about 80% of the market value of all issues traded on the NYSE.

    The manner in which total return and yield will be calculated is described above.

CALCULATION OF ANNUITY PAYMENTS
--------------------------------------------------------------------------------
VARIABLE ANNUITY PAYMENTS
    Unless an alternative annuity payment option is elected on or before the Maturity Date, the amounts held under a Contract on the Maturity Date will be applied to provide a Variable Payment Life Expectancy Annuity (Option L) as described below. Upon the death of the Annuitant and joint annuitant if any, the remaining Contract Value will be paid in a lump sum to the Annuitant's beneficiary.

    With the exception of the Fixed Payment Options and Option L--Variable Payment Life Expectancy Annuity, each annuity payment will be based upon the value of the annuity units credited to the Contract. The number of annuity units in each subaccount to be credited is based on the value of the accumulation units in that subaccount and the applicable annuity payment rate. The Contract is issued with guaranteed minimum annuity payment rates, however, if the current rate is higher, we'll apply the higher rate. The payment rate differs according to the payment option selected and the age of the Annuitant. The annuity payment rate is applied and will determine all payments for the fixed annuity payment options and the first payment for the variable annuity payment options. The value of the annuity units will vary with the investment performance of each subaccount to which annuity units are credited. The initial payment will be calculated based on an assumed investment return of 4 1/2% per year. This rate is a fulcrum return around which variable annuity payments will vary to reflect whether actual investment experience of the subaccount is better or worse than the assumed investment return. The assumed investment return and the calculation of variable income payments for 10-year period certain variable payment life annuity and for Options J and K described below are described in more detail in the Contract and in the SAI.

    Instead of the Variable Payment Life Expectancy Annuity, (see "Option L" below), you may, by written request received by VPMO on or before the Maturity Date of the Contract, elect any of the other annuity payment options described below. No surrender charge will be assessed under any annuity option, unless unscheduled withdrawals are made under Annuity Options K or L.

    The level of annuity payments payable under the following options is based upon the option selected. In addition, such factors as the age at which payments begin, the form of annuity, annuity payment rates, assumed investment rate (for variable payment annuities) and the frequency of payments will effect the level of annuity payments. The assumed investment rate is 4.5% per year. We use this rate to determine the first payment under Variable Payment Annuity Options I, J, K, M and N.

    We deduct a daily charge for mortality and expense risks and a daily administrative fee from Contract Values held in the subaccounts. See "Charges For Mortality and Expense Risks" and "Charges for Administrative Services." Therefore, electing Option K will result in a deduction being made even though we assume no mortality risk under that option.

FIXED ANNUITY PAYMENTS
    Fixed monthly annuity payments under a Contract are determined by applying the Contract Value to the respective annuity purchase rates on the Maturity Date of a Contract or other date elected for commencement of fixed annuity payments.

    Under a Contract, the amount of the fixed annuity payment is calculated by first multiplying the number of the subaccounts' accumulation units credited to the Contract on the Maturity Date by the appropriate Unit Value for each subaccount on the Maturity Date. The dollar value for all subaccounts' accumulation units is then aggregated, along with the dollar value of any investment in the GIA. For each Contract the resulting dollar value is then multiplied by the applicable annuity purchase rate, which reflects the age (and sex for non-tax qualified plans) of the Annuitant specified in the Contract for the Fixed Payment Annuity Option selected. This computation determines the amount of Phoenix's fixed monthly annuity payment to the Annuitant.

    The mortality table used as a basis for the applicable annuity purchase rates is the a-49 Individual Annuity Mortality Table projected to 1985 at Projection Scale B. An interest rate of 3-3/8% for 5- and 10-year certain periods under Option A, for the 10-year period under Option F and for Option E; an interest rate of 3-1/4 for the 20-year certain period under Options A and F; an interest rate of 3-1/2% under Option B and D. Under Options G and H the guaranteed interest rate is 3%. More favorable rates may be available on the Maturity Date or other dates elected for commencement of fixed annuity payments.

YEAR 2000 ISSUE
--------------------------------------------------------------------------------
    Many existing computer programs use only two digits to identify the year in a date field. Commonly referred to as the "Year 2000 Issue," companies must consider the impact of the upcoming change in the century on their computer systems. The Year 2000 Issue, if not adequately addressed, could result in computer system failures or miscalculations causing disruptions of operations and the possible inability of companies to process transactions. Phoenix believes that the Year 2000 Issue is an important business priority requiring careful analysis of every business system in order to be assured that all information systems applications are century compliant.

    Phoenix has been addressing the Year 2000 Issue in earnest since 1995 when, with consultants, a comprehensive inventory and assessment of all business systems, including those of its subsidiaries, was conducted. Phoenix has identified and pursued a number of strategies to address the issue, including:

    [diamond] upgrading systems with compliant versions;

    [diamond] developing or acquiring new systems to replace those that are obsolete;

    [diamond] repairing existing systems by converting code or hardware; and

    [diamond] preparing contingency plans to address difficulties that may arise.

    Based on current assessments, those computer systems deemed critical to customer service and business continuity are compliant. Testing will continue through 1999. Additionally, Phoenix has obtained Year 2000 assurances from our business partners.

    More details about our Year 2000 program are available on our Web site, www.phl.com.


EXPERTS
--------------------------------------------------------------------------------

    The financial statements of Phoenix have been audited by PricewaterhouseCoopers LLP, independent accountants, whose report is set forth herein, and the financial statements have been included upon the authority of said firm as experts in accounting and auditing. PricewaterhouseCoopers LLP, whose address is One Financial Plaza, Hartford, Connecticut, also provides other accounting and tax-related services as requested by Phoenix from time to time.

    Edwin L. Kerr, Counsel, Phoenix Home Life Mutual Insurance Company, has provided advice on certain matters relating to the federal securities and income tax laws in connection with the contracts described in this Prospectus.

         PHOENIX HOME LIFE VARIABLE
         ACCUMULATION ACCOUNT
         FINANCIAL STATEMENTS

         THE SUBACCOUNTS COMMENCED OPERATIONS AS OF THE
         DATE OF THIS PROSPECTUS; THEREFORE, DATA FOR THESE
         SUBACCOUNTS IS NOT YET AVAILABLE.

PHOENIX HOME LIFE MUTUAL
INSURANCE COMPANY
CONSOLIDATED FINANCIAL STATEMENTS
DECEMBER 31, 1999

[To be filed by Amendment]

                                     PART C

                                OTHER INFORMATION

    Registrant hereby represents that, in imposing certain restrictions upon withdrawals from some annuity contracts, it is relying upon the no-action letter given to the American Council of Life Insurance (publicly available November 28,
1988) (Ref. No. 1P-6-88) regarding compliance with Section 403(b) (ii) of the Internal Revenue Code and that it is in compliance with the conditions for reliance upon that letter set forth therein.

ITEM 24. FINANCIAL STATEMENTS AND EXHIBITS

         (a)  Financial Statements

              The financial statements are included in Part B. Consolidated financial information is included in Part A.

         (b)  Exhibits

              (1) Resolution of Board of Directors Establishing the Separate Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and is filed herewith via Edgar.

              (2) Rules and Regulations of Phoenix Mutual Variable Accumulation Account filed with registrant's Post-Effective Amendment No. 1 on April 30, 1983 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(a) Master Service and Distribution Compliance Agreement between Depositor and Phoenix Equity Planning Corporation dated December 31, 1996 filed via Edgar with registrant's Post-Effective Amendment No. 25 on
                       February 28, 1997, is incorporated herein by reference.

              (3)(b) Form of Dealer Agreement filed via Edgar with registrant's Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (3)(c) Form of Underwriting Agreement and Form of Dealer Agreement (Templeton Investment Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (4)(a) Form of Contract (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(b) Form of Contract (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(c) Form of Contract (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (4)(d) Form of Contract (Big Edge Choice for New York) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (4)(e) Form of Contract (The Phoenix Edge-VA for New York) filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999 is filed herewith.

              (5)(a) Form of Application (Big Edge) filed with registrant's Post-Effective Amendment No. 9 on October 23, 1986 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(b) Form of Application (Big Edge Plus) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(c) Form of Application (Group Strategic Edge) filed with registrant's Post-Effective Amendment No. 21 on April 29, 1993 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

              (5)(d) Form of Application (Big Edge Choice for New York) filed via Edgar with registrant's Post-Effective Amendment No. 25 on February 28, 1997, is incorporated herein by reference.

              (5)(e) Form of Application (The Phoenix Edge-VA for New York) filed via Edgar with registrant's Post-Effective Amendment No. 30 on November 29, 1999 is filed herewith.

              (6) Charter and by-laws of Phoenix Home Life Mutual Insurance Company filed with registrant's Post-Effective Amendment No. 18 on June 22, 1992 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, are incorporated herein by reference.

              (7)      Not Applicable.

              (8)      Product Development and Fund Participation Agreement
                       (TIP) filed with registrant's Post-Effective Amendment No. 13 on May 2, 1988 and filed via Edgar with Post-Effective Amendment No. 26 on April 30, 1997, is incorporated herein by reference.

               (9)     Opinion previously filed.

              (10)(a) Written Consent as to Legality of Securities Being Registered of Edwin L. Kerr, Esquire to be filed via Edgar by amendment.

              (10)(b) Written Consent of PricewaterhouseCoopers LLP to be filed via Edgar by amendment.

              (11)     Not Applicable.

              (12)     Not Applicable.

              (13)(a) Explanation of Yield and Effective Yield Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.

              (13)(b) Explanation of Total Return Calculation filed via Edgar with registrant's Post-Effective Amendment No. 24 on April 24, 1996 and is incorporated herein by reference.


ITEM 25. DIRECTORS AND EXECUTIVE OFFICERS OF THE DEPOSITOR

                                                                                             POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                      WITH DEPOSITOR
           ----                              --------------------------                      --------------
           Sal H. Alfiero                    Chairman and Chief Executive Officer            Director
                                             Mark IV Industries, Inc.
                                             Amherst, NY

           J. Carter Bacot                   Chairman and Chief Executive Officer            Director
                                             The Bank of New York
                                             New York, NY

           Richard Booth*                    Phoenix Home Life Mutual                        Director, Executive Vice
                                             Insurance Company                               President, Strategic
                                             Hartford, CT                                    Development

           Arthur P. Byrne                   Group Executive                                 Director
                                             Danaher Corporation
                                             West Hartford, CT

           Richard N. Cooper, Ph.D.          Professor                                       Director
                                             Harvard University
                                             Cambridge, MA

           Gordon J. Davis, Esq.             Partner                                         Director
                                             LeBoeuf, Lamb, Greene & MacRae
                                             New York, NY

           Robert W. Fiondella*              Phoenix Home Life Mutual                        Chairman of the Board,
                                             Insurance Company                               President and Chief
                                             Hartford, CT                                    Executive Officer


                                                                                             POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                      WITH DEPOSITOR
           ----                              --------------------------                      --------------
           John E. Haire                     President                                       Director
                                             The Fortune Group
                                             New York, NY

           Jerry J. Jasinowski               President                                       Director
                                             National Association of Manufacturers
                                             Washington, D.C.

           John W. Johnstone                 Chairman                                        Director
                                             Governance & Nominating Committees
                                             Arch Chemicals, Inc.
                                             Westport, CT

           Marilyn E. LaMarche               Limited Managing Director                       Director
                                             Lazard Freres & Co. LLP
                                             New York, NY

           Philip R. McLoughlin***           Phoenix Home Life Mutual                        Director, Executive Vice
                                             Insurance Company                               President, Investments
                                             Hartford, CT

           Indra K. Nooyi                    Senior Vice President                           Director
                                             Pepsico, Inc.
                                             Purchase, NY

           Robert F. Vizza                   President & Chief Executive Officer             Director
                                             The DeMatteis Center of
                                             St. Francis Hospital
                                             Old Brookfield, NY

           Robert G. Wilson                                                                  Director

           Dona D. Young*                    Phoenix Home Life Mutual                        Director, Executive Vice
                                             Insurance Company                               President, Individual
                                             Hartford, CT                                    Insurance and General Counsel

           David W. Searfoss*                                                                Executive Vice President and
                                                                                             Chief Financial Officer

           Carl T. Chadburn**                                                                Executive Vice President

           Kelly J. Carlson*                                                                 Senior Vice President
                                                                                             Business Practices

           Martin J. Gavin*                                                                  Senior Vice President
                                                                                             Trust Operations

           Randall C. Giangiulio**                                                           Senior Vice President
                                                                                             Group Life and Health

           Edward P. Hourihan*                                                               Senior Vice President
                                                                                             Information Systems

           Joseph E. Kelleher**                                                              Senior Vice President
                                                                                             Underwriting and Operations


                                                                                             POSITIONS AND OFFICES
           NAME                              PRINCIPAL BUSINESS ADDRESS                      WITH DEPOSITOR
           ----                              --------------------------                      --------------
           Robert G. Lautensack, Jr.*                                                        Senior Vice President
                                                                                             Individual Line Financial

           Maura L. Melley*                                                                  Senior Vice President
                                                                                             Public Affairs

           David R. Pepin***                                                                 Senior Vice President

           Robert E. Primmer*                                                                Senior Vice President
                                                                                             Distribution and Sales

           Frederick W. Sawyer, III*                                                         Senior Vice President

           Simon Y. Tan*                                                                     Senior Vice President
                                                                                             Individual Market and
                                                                                             Product Development

           Robert N. Willis*                                                                 Senior Vice President and
                                                                                             Corporate Actuary

           Anthony J. Zeppetella***                                                          Senior Vice President
                                                                                             Corporate Portfolio
                                                                                             Management

           Walter H. Zultowski*                                                              Senior Vice President
                                                                                             Marketing and Market Research

           * The principal business address of this individual is One American Row, Hartford, Connecticut 06115.

           ** The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06082-2200.

           *** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.


ITEM 26. NOT APPLICABLE

ITEM 27. NUMBER OF CONTRACTOWNERS

     On October 31, 1999, there were 63,710 Owners of Contracts offered by Registrant.

ITEM 28. INDEMNIFICATION

     Section 723 of the New York Business Corporation Law, as made applicable to insurance companies by Section 108 of the New York Insurance Law, provides that a corporation may indemnify any director or officer of the corporation made, or threatened to be made, a party to an action or proceeding other than one by or in the right of the corporation to procure a judgment in its favor, whether civil or criminal, including an action by or in the right of any other corporation of any type or kind, by reason of the fact that he, his testator or intestate, served such other corporation in any capacity at the request of the indemnifying corporation.

     Article VI Section 6.1 of the by-laws of the Phoenix Home Life Mutual Insurance Company provides: "To the full extent permitted by the laws of the State of New York, the Company shall indemnify any person made or threatened to be made a party to any action, proceeding or investigation, whether civil or criminal, by reason of the fact that such person is or was a Director or Officer of the Company; or serves or served another corporation, partnership, joint venture, trust, employee benefit plan or other enterprise in any capacity at the request of the Company, and also is or was a Director or Officer of the Company...The Company shall also indemnify any [such] person...by reason of the fact that such person or such person's testator or intestate is or was an employee or agent of the Company...."

     Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the registrant pursuant to the foregoing provisions, or otherwise, the registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the registrant of expenses incurred or paid by a director, officer or controlling person of the registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.


ITEM 29. PRINCIPAL UNDERWRITERS

       1. Phoenix Equity Planning Corporation ("PEPCO") (Principal Underwriter as to Contracts described in Prospectus Version A.)

           (a) PEPCO currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

           (b)  Directors and Officers of PEPCO


        NAME AND PRINCIPAL                                     POSITIONS AND OFFICES
        BUSINESS ADDRESS                                       WITH UNDERWRITER
        ----------------                                       ----------------
        Michael E. Haylon**                                    Director

        Philip R. McLoughlin**                                 Director, President and Chairman

        William R. Moyer*                                      Director, Executive Vice President, Chief Financial
                                                               Officer and Treasurer

        John F. Sharry*                                        Executive Vice President, Retail Distribution

        Paul A. Atkins**                                       Senior Vice President, Operations and Service

        Nancy G. Curtiss**                                     Vice President and Treasurer, Fund Accounting

        Nancy J. Engberg**                                     Vice President, Counsel and Secretary

        Michael Kearney*                                       Senior Vice President, Operations and Service

        Robert R. Tousignant*                                  Senior Vice President and National Sales Manager

        ----------
        * The principal business address of this individual is 100 Bright Meadow Boulevard, P.O. Box 2200, Enfield, Connecticut 06083-2200.

        ** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

        (c) Compensation received by PEPCO during Registrant's last fiscal year:

NAME OF                       NET UNDERWRITING                   COMPENSATION             BROKERAGE
PRINCIPAL UNDERWRITER         DISCOUNTS AND COMMISSIONS          ON REDEMPTION            COMMISSIONS              COMPENSATION
---------------------         -------------------------          -------------            -----------              ------------
PEPCO                                $22,077,720                       -0-                     -0-                      -0-

     PEPCO received no other out-of-pocket compensation from Phoenix Home Life.

     2. W.S. Griffith & Co., Inc. ("WSG") (Principal Underwriter as to Contracts described in Prospectus Version B.)

        (a) WSG currently distributes securities of the Phoenix Duff & Phelps Funds, Phoenix Funds, Phoenix Home Life Variable Universal Life Account, PHL Variable Accumulation Account and Phoenix Life and Annuity Variable Universal Life Account in addition to those of the Registrant.

        (b)  Directors and Officers of WSG

             NAME AND PRINCIPAL                        POSITIONS AND OFFICES
             BUSINESS ADDRESS                          WITH UNDERWRITER
             ----------------                          ----------------
             Kelly J. Carlson*                         Director, Acting Chief Operating Officer

             Philip R. McLoughlin***                   Director

             Robert E. Primmer*                        Director

             David W. Searfoss*                        Director

             Simon Y. Tan*                             Director

             Dona D. Young*                            Director

             Peter S. Deering**                        Vice President and Chief Marketing Officer

             Laura E. Miller**                         Vice President, Chief Financial Officer and Treasurer

             Michael A. Gilliland*                     Assistant Vice President, Compliance Officer and
                                                       Assistant Secretary

             -------------
             * The principal business address of this individual is One American Row, Hartford, Connecticut 06102-5056.

             ** The principal business address of this individual is 2355 Northside Drive, Suite 260, San Diego, California 92108.

             *** The principal business address of this individual is 56 Prospect Street, Hartford, Connecticut 06115-0480.

        (c) WSG received no compensation from Registrant during Registrant's last fiscal year for sale of Contracts which are the subject of this Registration Statement and for which WSG acts as principal underwriter.


ITEM 30.  LOCATION OF ACCOUNTS AND RECORDS

      Item 7, Part II of registrant's Post-Effective Amendment No. 1 is hereby incorporated by reference.

ITEM 31.  MANAGEMENT SERVICES

      Not applicable.

ITEM 32.  UNDERTAKINGS

      Registrant hereby undertakes:

           (a) to file a post-effective amendment to this registration statement as frequently as is necessary to ensure that the audited financial statements contained therein are never more than 16 months old for so long as payments under the Contracts may be made;

           (b) to include as part of any application to purchase a Contract offered by the prospectus, a space that an applicant can check to request a Statement of Additional Information;

           (c) to deliver any Statement of Additional Information and any financial statements required to be made available under this form promptly upon written or oral request.

    Pursuant to Section 26(e)(2)(A) of the Investment Company Act of 1940, as amended, Phoenix Home Life Mutual Insurance Company ("Phoenix Home Life") represents that the fees and charges deducted under the Contracts, in the aggregate, are reasonable in relation to the services rendered, the expenses expected to be incurred and the risks to be assumed thereunder by Phoenix Home Life Mutual Insurance Company.

                                   SIGNATURES

    As required by the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets the requirements of Securities Act Rule 485(b) for effectiveness of this Registration Statement and has caused this Amendment to its Registration Statement to be signed on its behalf, in the City of Hartford and State of Connecticut on this 29th day of November, 1999.

                             PHOENIX HOME LIFE MUTUAL INSURANCE COMPANY

                             By:  *Robert W. Fiondella
                                  -----------------------
                             Robert W. Fiondella
                             Chief Executive Officer

                             PHOENIX HOME LIFE VARIABLE ACCUMULATION ACCOUNT

                             By: *Robert W. Fiondella
                                 ------------------------
                             Robert W. Fiondella
                             Chief Executive Officer
                             of Phoenix Home Life Mutual Insurance Company


     As required by the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated with Phoenix Home Life Mutual Insurance Company on this 29th day of November, 1999.


           SIGNATURE                       TITLE
           ---------                       -----

____________________________________       Director
*Sal H. Alfiero

____________________________________       Director
*J. Carter Bacot

____________________________________       Director
*Richard Booth

____________________________________       Director
*Arthur P. Byrne

____________________________________       Director
*Richard N. Cooper

____________________________________       Director
*Gordon J. Davis

____________________________________       Chairman of the Board,
*Robert W. Fiondella                       President and Chief Executive Officer
                                           (Principal Executive Officer)

____________________________________       Director
*John E. Haire

           SIGNATURE                       TITLE
           ---------                       -----

____________________________________       Director
*Jerry J. Jasinowski

____________________________________       Director
*John W. Johnstone

____________________________________       Director
*Marilyn E. LaMarche

____________________________________       Director
*Philip R. McLoughlin

____________________________________       Director
*Indra K. Nooyi

____________________________________       Director
*Robert F. Vizza

____________________________________       Director
*Robert G. Wilson



By:  /s/ Dona D. Young
     -----------------
*Dona D. Young, as Attorney in Fact pursuant to Powers of Attorney, copies of which were filed previously.


                                      S-2